                                                     Pursuant to Rule 497(b)
                                                     Registration No. 333-33680

                            PAINEWEBBER EQUITY TRUST
                             Growth Stock Series 26
                            Global Sector Portfolios
                            (A Unit Investment Trust)

                           Global Insurance Portfolio
                             Global Banks Portfolio
                           Global Utilities Portfolio
                                Europe Portfolio
--------------------------------------------------------------------------------

PaineWebber Equity Trust, Growth Stock Series 26 is a series of a unit investment trust, the Growth Stock Series. Growth Stock Series 26 consists of four separate portfolios listed above (each, a "Trust"). Each Trust invests in a diversified portfolio of equity securities issued by companies in the industry sector or geographic region for which it is named. The objective of each Trust is to provide above-average capital appreciation. Each Trust has an expected maturity of approximately fifteen (15) months.

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                    SPONSOR:




                           PAINEWEBBER INCORPORATED

           THIS PROSPECTUS CONSISTS OF TWO PARTS: PART A AND PART B.

                   PROSPECTUS PART A DATED FEBRUARY 14, 2001

                               TABLE OF CONTENTS




PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 26-PROSPECTUS PART A       PAGE
                                                                         ----
Introduction and Brief Description of Growth Stock Series 26 .........   A-4
Portfolio Objectives .................................................   A-4
Investment Strategy Common to All Trusts..............................   A-4
Principal Risks of Investing in the Trusts ...........................   A-5
Description of Global Insurance Portfolio ............................   A-6
 Sector Selection ....................................................   A-6
 Specific Risks ......................................................   A-6
 Schedule of Investments .............................................   A-8
 Fees and Expenses ...................................................   A-9
 Creation and Development Fee ........................................   A-10
 Marketing and Distribution Fees .....................................   A-10
 Is This Trust Appropriate for You? ..................................   A-10
 Summary of Essential Information ....................................   A-11
Description of Global Banks Portfolio ................................   A-13
 Sector Selection ....................................................   A-13
 Specific Risks ......................................................   A-13
 Schedule of Investments .............................................   A-14
 Fees and Expenses ...................................................   A-15
 Creation and Development Fee ........................................   A-16
 Marketing and Distribution Fees .....................................   A-16
 Is This Trust Appropriate for You? ..................................   A-16
 Summary of Essential Information ....................................   A-17
Description of Global Utilities Portfolio ............................   A-19
 Sector Selection ....................................................   A-19
 Specific Risks ......................................................   A-21
 Schedule of Investments .............................................   A-22
 Fees and Expenses ...................................................   A-23
 Creation and Development Fee ........................................   A-24
 Marketing and Distribution Fees .....................................   A-24
 Is This Trust Appropriate for You? ..................................   A-24
 Summary of Essential Information ....................................   A-25
Description of Europe Portfolio ......................................   A-27
 Sector Selection ....................................................   A-27
 Specific Risks ......................................................   A-27
 Schedule of Investments .............................................   A-28
 Fees and Expenses ...................................................   A-29
 Creation and Development Fee ........................................   A-30
 Marketing and Distribution Fees .....................................   A-30
 Is This Trust Appropriate for You? ..................................   A-30
 Summary of Essential Information ....................................   A-31
Report of Independent Auditors .......................................   A-33
Statement of Net Assets for Each Trust ...............................   A-34
Summary of Certain Trust Features ....................................   A-35

PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 26-PROSPECTUS PART B
The Trusts .......................................................   B-1
Risk Factors and Special Considerations ..........................   B-3
Federal Income Taxes .............................................   B-7
Public Offering of Units .........................................   B-8
 Public Offering Price ...........................................   B-8
 Sales Charge and Volume Discount ................................   B-9
 Employee Discount ...............................................   B-10
 Eligible Accounts ...............................................   B-10
 Exchange Option .................................................   B-10
 Conversion Option ...............................................   B-11
 Distribution of Units ...........................................   B-12
 Secondary Market for Units ......................................   B-12
 Sponsor's Profits ...............................................   B-13
Redemption .......................................................   B-13
Valuation ........................................................   B-15
Comparison of Public Offering Price and Redemption Value .........   B-16
Expenses of the Trust ............................................   B-16
Rights of Unitholders ............................................   B-17
Distributions ....................................................   B-17
Reinvestment Plan ................................................   B-18
Administration of the Trust ......................................   B-18
 Accounts ........................................................   B-18
 Reports and Records .............................................   B-19
 Portfolio Supervision ...........................................   B-19
Amendment of the Indenture .......................................   B-20
Termination of the Trust .........................................   B-20
Sponsor ..........................................................   B-21
Code of Ethics ...................................................   B-22
Trustee ..........................................................   B-22
Independent Auditors .............................................   B-22
Legal Opinions ...................................................   B-22

PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 26 - PROSPECTUS PART A


INTRODUCTION AND BRIEF DESCRIPTION OF GROWTH STOCK SERIES 26



PaineWebber Incorporated is the sponsor ("PaineWebber" or "Sponsor") of similar yet separate series of a unit investment trust which are named The PaineWebber Equity Trust Growth Stock Series ("Growth Stock Series"). The series to which this prospectus relates, Growth Stock Series 26, is the first series offered since the completion of the merger between PaineWebber and UBS AG and consists of four separate portfolios (each, a "Trust" and collectively, the "Trusts") listed below. On November 3, 2000, PaineWebber merged with UBS AG, and is now an affiliate of UBS Warburg and an indirect subsidiary of UBS AG. We believe that the merger represents a significant opportunity to broaden the coverage of PaineWebber's research and investment strategy presence in the United States, as well as combine such coverage with UBS Warburg's well-established franchises in European and Asian macro research.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in its portfolio of equity securities issued by foreign and/or domestic companies in the industry sector or geographic region for which each Trust is named. Each Trust may also hold American Depository Receipts ("ADRs") of foreign companies in the same industry sector or investment focus (equity securities and ADRs are collectively referred to as "Securities").

The four Trusts described further in this Prospectus are as follows:

    o Global Insurance Portfolio

    o Global Banks Portfolio

    o Global Utilities Portfolio

    o Europe Portfolio

Of course, there can be no assurance that the objective of any Trust will be achieved. The Securities held by each Trust were selected in the manner described below under the heading "Investment Strategy Common to all Trusts" and were deposited on February 14, 2001 ("Initial Deposit Date").


PORTFOLIO OBJECTIVES

   o Each Trust plans to hold until its termination a diversified portfolio of Securities that PaineWebber selected on February 13, 2001, the day before the Initial Deposit Date.

   o As of the Initial Deposit Date, PaineWebber believes that the Europe Portfolio's fixed portfolio of foreign securities and each other Trust's fixed portfolio of foreign and domestic Securities have the potential for achieving above-average capital appreciation during the life of the Trust.

   o Each Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's Portfolio is not managed and Securities are not sold because of market changes.


INVESTMENT STRATEGY COMMON TO ALL TRUSTS

Our research analysts first chose the sectors and the regions that they believe provide potential growth opportunities for companies in those areas. They then chose the global insurance, global banks and global utilities sectors and the European region, for the reasons discussed in the specific description of each Trust portfolio. Finally, in identifying Securities for each Trust portfolio, the Sponsor chose companies that it believes have:

    o a solid track record;

    o positive profits and cash flows;

    o a strong balance sheet;

    o non-interfering home governments; and

    o dominance within their sector on a global basis.


PRINCIPAL RISKS OF INVESTING IN THE TRUSTS

You can lose money by investing in the Trusts. The Trusts may not perform as well as you hope. This can happen for various reasons, including the following:


    o Securities prices can be volatile;

    o Securities prices or dividend rates on Securities may decline during the life of the Trusts;

    o the Trusts are not actively managed and may continue to purchase or hold a Security included in the Trusts even though the Security's outlook or its market value or yield may have changed; and


    o because each Trust is concentrated in one industry or sector, it is not designed to be a complete equity investment program.


Each Trust contains Securities of foreign issuers. Investing in securities of foreign issuers presents risks that are different from investing in securities of domestic issuers. They may include:


    o political and economic developments;


    o possibility of withholding taxes;


    o exchange controls or other governmental restrictions on the payment of dividends;


    o conversion of local currency to U.S. dollars upon the sale of Trust Securities;


    o less publicly available information; and


    o absence of uniform accounting, auditing and financial reporting standards, practices and requirements.


In addition, fluctuations in foreign exchange rates may affect the U.S. dollar value of Trust Securities.


On January 1, 1999, the European Monetary Union introduced a new single currency for participating member countries, the Euro, which began a transition period with the goal of leading to economic and monetary union, with the Euro being the only legal tender, by July 1, 2002 at the latest. The European Central Bank has the authority to direct the monetary policy for the region containing the participating member countries, including the determination of interest rates. These changes are expected to have a wide range of effects on companies and financial markets throughout the world, including, among other things, increased competition, the need to modify information systems software, alteration of currency exchange costs and currency exchange rate risk, the need to amend current agreements to ensure continuation of contract and possible creation of taxable events (although the United States has taken the position that conversion to the Euro is not a U.S.-taxable event). Of course, there can be no assurance as to the future outcome of the conversion or its possible effects.

DESCRIPTION OF THE GLOBAL INSURANCE PORTFOLIO


1. SELECTION OF GLOBAL INSURANCE SECTOR.


PaineWebber believes that a number of developments, including the following, have combined to promote growth in the insurance industry:



The year 2000 was a vintage year for property and casualty ("P&C") insurance company sector securities, and a substantial improvement over 1999, which was a very poor year for the sector. Investors should be aware that past performance does not assure future performance. The big catalysts for the P&C sector's strong performance in 2000, in our opinion, were:


    o a reversal of the negative influences of 1999, which in particular were a peaking and subsequent decline in interest rates;


    o a switch in focus by investors back to traditional companies; and

    o more importantly, the rise in insurance premium rates after many years of decline.

From our analysis of the pricing environment for the P&C industry in the major world markets, it is our opinion that:

    o The recent rise in the price of commercial insurance premiums in the U.S. is being followed through in other regions, albeit at a different phase and with lower magnitudes depending on the region. However, there can be no assurance that premium rate increases will continue in 2001 because we believe the increase is caused by return-on-equity results rather than external capital constraints affecting insurance companies.

    o Two possible factors that may affect changes in premium rates are
      (1) consumers of P&C insurance seeking out alternative sources offering cheaper prices, which may reduce the demand for traditional insurance, and
      (2) if returns begin to improve on sector securities, more investors are likely to enter the market and provide new capital to the industry, which may reduce the need by insurance companies to charge higher premiums.

    o Reinsurance companies (companies that provide a second level of insurance to primary insurance underwriters, which reduces exposure of the primary insurance provider to a specific loss or group of losses) have indicated price increases in property catastrophe and casualty lines, but there can be no assurance that share prices of reinsurance companies will be affected.


With respect to life insurance companies, we believe that the global long-term growth and performance outlook are good. We point to:

    o The need for financial planning and death/longevity insurance of the aging populations of almost all developed countries;

    o Increased life expectancy due to advancements in medicine;


    o Increases in inherited wealth; and


    o A move by governments to shift the burden of state pension systems to the private sector.


2. RISKS SPECIFIC TO THE GLOBAL INSURANCE PORTFOLIO.

The Trust is concentrated in the insurance industry, and adverse developments in this industry may significantly affect the value of your Units. Companies involved in the insurance industry underwrite, sell or distribute property and casualty, life or health insurance. Many factors affect insurance company profits, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Additionally, we believe that anything that negatively impacts the current outlook for the property and casualty insurance sector--say, newly discovered accounting reserve deficiencies or an increase in payouts for catastrophes--is likely to shake investor confidence in the sector, and accordingly decrease security prices. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.



Investing always involves risks. A discussion of the risks common to all Trusts can be found in Part B of this Prospectus.

3. GLOBAL INSURANCE PORTFOLIO SCHEDULE OF INVESTMENTS AS OF INITIAL DEPOSIT DATE, FEBRUARY 14, 2001.


SECURITIES(1)




            PRIMARY INDUSTRY SOURCE AND              NUMBER OF     COST TO PORTFOLIO
                   NAME OF ISSUER                      SHARES    IN U.S. DOLLARS(2)(3)
--------------------------------------------------- ----------- ----------------------
Diversified Financial Services (4.01%)
   Fortis (NL) N.V.+                                   1,310        $  39,736.32
Insurance Brokers (8.08%)
   Aon Corporation                                     1,080           40,078.80
   Marsh & McLennan Companines, Inc.                     350           39,928.00
Life/Health Insurance (27.95%)
   AFLAC Incorporated                                    630           39,677.40
   American General Corporation                          510           39,586.20
   Canada Life Financial Corporation+                  1,380           39,464.83
   Manulife Financial Corporation+                     1,460           39,689.08
   Nationwide Financial Services, Inc.                   900           39,015.00
   Prudential PLC+                                     2,690           39,617.51
   Sun Life Financial Services of Canada+              1,710           39.683.80
Multi-Line Insurance (47.63%)
   Allianz AG+                                           110           37,974.75
   American International Group, Inc.                    442           39,319.20
   Assicurazioni Generali S.P.A.+                      1,060           39,423.73
   Assurances Generales de France (AGF)+                 610           38,832.30
   Axa+                                                  310           39,925.49
   CGNU PLC+                                           2,700           39,650.58
   Ergo Versicherungs Gruppe AG+                         250           37,629.53
   ING Groep N.V.+                                       530           39,326.21
   MetLife, Inc.*                                      1,230           39,753.60
   The Allstate Corporation                              960           39,715.20
   The Hartford Financial Services Group, Inc.           630           40,320.00
   The St. Paul Companies, Inc.                          810           39,706.20
Property/Casualty Insurance (8.02%)
   ACE Limited                                         1,030           39,531.40
   The Chubb Corporation                                 530           39,829.50
Reinsurance (4.31%)
   Muenchener Rueckversicherungs-Gesellschaft AG+        130           42,605.37
                                                                    ------------

      TOTAL INVESTMENTS                                             $ 990,020.00
                                                                    ============



----------
(1) All Securities are represented entirely by contracts to purchase such Securities.

(2) Valuation of the Securities by the Trustee was made on the business day prior to the Initial Deposit Date as described in "Valuation" in Part B of this Prospectus on the basis of closing sales prices on the relevant exchange.

(3)   The loss to the Sponsor on the Initial Deposit Date is $3,873.

*     Non-income producing security.

+     Foreign Stock

 PLEASE NOTE THAT IF THIS PROSPECTUS IS USED AS A PRELIMINARY PROSPECTUS FOR A
  FUTURE TRUST IN THIS SERIES, THE PORTFOLIO WILL CONTAIN DIFFERENT SECURITIES
                          FROM THOSE DESCRIBED ABOVE.

4. GLOBAL INSURANCE PORTFOLIO FEES AND EXPENSES.






UNITHOLDER FEES
                                                   AS A
                                                PERCENTAGE
                                                OF $1,000
                                                 INVESTED
                                              -------------
Creation and Development Fee                   .30% max.*
 (.25% of NAV, max. of .30% of
 your initial investment)
Sales Charges                                 2.50% max.**
                                              -------------
Total Maximum Sales Charges                    2.80% max.
 (including creation and development fee)



*     You will pay less than this amount unless the average net asset value
      (NAV) of the Portfolio on the date of collection is considerably higher than your initial investment. See the table contained in the Creation and Development Fee discussion below for examples.

** Unitholders will pay less than this amount if they are entitled to a volume discount based on minimum amounts invested, eligible for an employee discount, purchasing through certain eligible fee-based accounts, or eligible for reduced Sales Charges in connection with an exchange option or a conversion option, all as discussed in "Public Offering of Units" in Part B of this Prospectus.



ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST


This table shows the costs and expenses a Unitholder may pay, either directly or indirectly, when investing in Units of the Global Insurance Portfolio.



                                                           AMOUNT AS A       AMOUNT PER
                                                         % OF NET ASSETS   $1,000 INVESTED
                                                            (AS OF THE       (AS OF THE
                                                           FIRST DAY OF     FIRST DAY OF
                                                            THE TRUST)       THE TRUST)
                                                        ----------------- ----------------
   Trustee's Fee                                               .172%           $ 1.70
   Portfolio, Bookkeeping and Administrative Expenses          .104%           $ 1.03
   Other Operating Expenses                                    .508%           $ 5.02
                                                               ----            ------
      Total                                                    .784%           $ 7.75
                                                               ====            ======
ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST*           .202%           $ 2.00
                                                               ----            ------



* Applicable only to purchasers of Units during the initial offering period, which is approximately 12 weeks ("Initial Offering Period").



EXAMPLE


This example may help you compare the cost of investing in the Trust to the cost of investing in other investment vehicles.

The example below assumes that you invest $10,000 in the Trust for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Trust's annual operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





 1 YEAR     2 YEARS     3 YEARS
--------   ---------   --------
$  358        $606       $860


See "Expenses of the Trust" in Part B of this Prospectus for additional information regarding expenses.

CREATION AND DEVELOPMENT FEE

The Creation and Development Fee is a charge of 0.25% collected at the end of the Initial Offering Period. It compensates the Sponsor for the creation and development of the Trust and is computed based on the Trust's average daily net asset value through the date of collection. No portion of the Creation and Development Fee is applied to the payment of costs associated with marketing and distributing the Trust. The Creation and Development Fee may be more or less than 0.25% of your initial investment depending on the average net asset value on the date of collection. In no event, however, will Unitholders pay more than .30% of their initial investment. The following table shows how the Creation and Development Fee as a percentage of the initial investment may vary as average net asset value changes.






                                AND AVERAGE DAILY NET ASSET      THE C&D FEE PER YEAR AS A
                               VALUE ON EACH OF THE DATES OF       PERCENTAGE OF INITIAL
IF INITIAL INVESTMENT WAS              COLLECTION IS                INVESTMENT WOULD BE
---------------------------   -------------------------------   --------------------------
$1,000.....................                $1,200                          .30%*
$1,000.....................                $1,000                          .25%
$1,000.....................                $  800                          .20%



----------
*This represents the maximum Creation and Development Fee.


MARKETING AND DISTRIBUTION FEES

Unitholders will pay an Initial Sales Charge of 1%, plus ten monthly Deferred Sales Charges of $1.50 per 100 Units (totalling $15.00 per 100 Units) which will be deducted from the Trust's net assets from May 2001 through February 2002. The Initial and Deferred Sales Charges cover the costs associated with marketing and distributing the Trust. See "Public Offering of Units" in Part B of this Prospectus for further details.


5. IS THE GLOBAL INSURANCE PORTFOLIO APPROPRIATE FOR YOU?

Yes, if you are seeking to own a global portfolio of insurance securities in one convenient package, if the Trust represents only a portion of your overall investment portfolio and if you are seeking capital appreciation over the life of the Trust by investing in Securities issued by companies which PaineWebber selected for their growth potential. You may benefit from a professionally selected portfolio for which risk is reduced by investing in Securities of several different issuers.


No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investments or with owning a concentrated equity investment or if you are seeking preservation of capital or high current income.

        ESSENTIAL INFORMATION REGARDING THE GLOBAL INSURANCE PORTFOLIO

                           AS OF FEBRUARY 13, 2001(1)



SPONSOR: PaineWebber Incorporated
TRUSTEE: Investors Bank & Trust Company


INITIAL DEPOSIT DATE: February 14, 2001




   TOTAL VALUE OF SECURITIES HELD BY THE TRUST: .............................   $990,020
   TOTAL NUMBER OF UNITS(2): ................................................    100,000
   FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT: .....   1/100,000th
   CALCULATION OF PUBLIC OFFERING PRICE PER UNIT(2,3)
    Public Offering Price per Unit ..........................................   $  10.00
    Less Reimbursement to Sponsor for Initial Organizational Costs(6) .......   $   0.02
    Less Initial Sales Charge(4)* of 1% of Offering Price
     (1.00% of net amount invested per 100 Units) ...........................   $   0.10
    Net Asset Value per Unit ................................................   $   9.88
    Net Asset Value for 100,000 Units .......................................   $988,020
    Divided by 100,000 Units(2) .............................................   $   9.88
REDEMPTION VALUE**: .........................................................   $   9.75
EVALUATION TIME: ............................................................   Closing time of the regular
                                                                                trading session on the New
                                                                                York Stock Exchange, Inc.
                                                                                (ordinarily 4:00 pm New
                                                                                York Time).
INCOME ACCOUNT DISTRIBUTION DATES(5): .......................................   December 25, 2001 and the
                                                                                Mandatory Termination
                                                                                Date.
CAPITAL ACCOUNT DISTRIBUTION DATES(5): ......................................   December 25, 2001 and on
                                                                                the Mandatory
                                                                                Termination Date. No
                                                                                distributions of less than
                                                                                $.05 per Unit need be
                                                                                made from the Capital
                                                                                Account on any
                                                                                Distribution Date.
RECORD DATES: ...............................................................   December 10, 2001
MANDATORY TERMINATION DATE: .................................................   May 15, 2002
DISCRETIONARY LIQUIDATION AMOUNT: ...........................................   40% of the value of Securities
                                                                                upon completion of the
                                                                                deposit of the Securities.
ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST(6): .....................   $0.020 per Unit.
CREATION AND DEVELOPMENT FEE(7): ............................................   $0.025 per Unit.
                                                                                        Continued on page A-12

ESSENTIAL INFORMATION REGARDING THE GLOBAL INSURANCE PORTFOLIO (CONTINUED)
ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST(8) .........   $0.0775 per Unit.
 Trustee's Fee ..............................................   $0.0170 per Unit.
 Portfolio, Bookkeeping and Administrative Expenses .........   $0.0103 per Unit.
 Other Operating Expenses ...................................   $0.0502 per Unit.


----------
1 The date prior to the Initial Deposit Date.
2 As of the close of business on the Initial Deposit Date, the number of Units may be adjusted so that the Public Offering Price Per Unit will equal approximately $10.00, based on closing sale prices of the Securities on the relevant exchange at the evaluation time on such date. Subsequently, to the extent of any such adjustment in the number of Units, the fractional undivided interest per Unit will increase or decrease accordingly, from the amounts indicated above.

3 The Public Offering Price will be based upon the value of the securities next computed following any purchase orders received plus the applicable sales charges and will vary on any date after February 14, 2001 from the Public Offering Price per Unit shown above. Following the Initial Deposit Date, costs incurred in purchasing additional securities will be at the expense of the Trust. Any investor purchasing Units after the Initial Deposit Date will also pay a proportionate share of any accumulated dividends in the Income Account. (See "Summary of Certain Trust Features -- Additional Deposits" in Part A of this Prospectus and "Risk Factors and Special Considerations" and "Valuation" in Part B of this Prospectus.)
4 The Initial Sales Charge is 1% per 100 Units. The Initial Sales Charge is reduced for purchasers of Units worth $50,000 or more. Also, certain classes of investors are entitled to reduced sales charges. (See "Public Offering of Units" in Part B of this Prospectus.) In addition, a Deferred Sales Charge of $1.50 per 100 Units will be deducted from the Trust's net asset value from the 4th through 13th months of the Trust's 15-month life, aggregating $15.00 per 100 Units during such period.

5 See "Distributions" in Part B of this Prospectus.

6 Investors purchasing Units during the initial offering period will reimburse the Sponsor for all or a portion of the costs incurred by the Sponsor in connection with organizing the Trust and offering the Units for sale described more fully in "Public Offering Price" in Part B of this Prospectus (collectively, "Initial Organizational Costs"). These costs have been estimated at $0.020 per Unit based upon the expected number of Units to be created during the initial offering period. Certain Securities purchased with the proceeds of the Public Offering Price will be sold by the Trustee at the completion of the initial public offering period to reimburse the Sponsor for Initial Organizational Costs actually incurred. If the actual Initial Organizational Costs are less than the estimated amount, only the actual Initial Organizational Costs will be deducted from the assets of the Trust. If, however, the amount of the actual Initial Organizational Costs are greater than the estimated amount, only the estimated amount of the Initial Organizational Costs will be deducted from the assets of the Trust.
7 The Creation and Development Fee of .25% of the net assets of the Trust is a charge that compensates the Sponsor for the creation and development of the Trust. It is computed based on the Trust's average daily net asset value through the date of collection. (See "Creation and Development Fee" in Part
  A of this Prospectus.)
8 See "Expenses of the Trust" in Part B of this Prospectus. Estimated dividends from the securities purchased, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated annual expenses of the Trust. If such dividends and income paid are insufficient to pay expenses, the Trustee is authorized to sell securities in an amount sufficient to pay such expenses. (See "Administration of the Trust" and "Expenses of the Trust" in Part B of this Prospectus.)

* The sales charge will not be assessed on securities sold to reimburse the Sponsor for the Initial Organizational Costs.

** This figure reflects deduction of the Initial Sales Charge of 1.00% and the Deferred Sales Charges of $0.150 per Unit. As of the close of the initial offering period, the Redemption Value will be reduced to reflect the payment of Initial Organizational Costs and the Creation and Development Fee (see "Risk Factors and Special Considerations" and "Comparison of Public Offering Price and Redemption Value" in Part B of this Prospectus).

DESCRIPTION OF THE GLOBAL BANKS PORTFOLIO


1. SELECTION OF GLOBAL BANKS SECTOR.


Our stock selection criteria for this sector centers on Securities that we believe offer potential growth in earnings and have the least likelihood of missing earnings expectations.


We believe that a number of developments, including the following, have combined to promote growth in the banking industry, however, there can be no assurance as to future growth in this industry:


    o Following the January 2001 cuts in the Federal Funds rate, we believe that the likely beneficiaries are banks that engage in market-related activities (retail banking), because of easier processing of transactions, increases in access to capital and larger trading volumes. We distinguish between retail banking and corporate banking (wholesale banking), and believe that banks engaged primarily in wholesale banking benefit less from interest rate cuts due to U.S.-related credit quality risks. Therefore, we prefer bank securities portfolios that emphasize retail banking over wholesale banking.


    o We believe that interest rate cuts impact valuations of bank securities more than earnings, resulting in higher Price/Earnings ratios but not necessarily higher Earnings Per Share, all other factors being equal. This environment should be supportive of banks with more exposure to markets and asset-gathering activities i.e., retail banks, with a more limited impact on market activities and corporate banking, i.e., wholesale banks.



    o PaineWebber has observed that European banks have tended to perform well in a falling U.S. interest rate environment. However, because U.S. macroeconomic and credit quality concerns remain, we are maintaining a selective posture towards European banks by focusing on those companies that we believe demonstrate a likelihood of achieving their anticipated earnings per share and/or ability to sustain revenue growth. We continue to recommend a selective list of quality retail banks having what we consider to be straightforward and stable valuations.


2. RISKS SPECIFIC TO THE GLOBAL BANKS PORTFOLIO.


The Trust is concentrated in the banking industry, and adverse developments in this industry may significantly affect the value of your Units. PaineWebber observes that banks and thrifts are subject to the adverse effects of economic recession, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. In addition, banks, thrifts and their holding companies' operating performance may also be impacted by changes in interest rates, availability and cost of funds, intensity of competition, and degree of government regulation. Banks are subject to extensive governmental regulation that may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector.

Investing always involves risks. A discussion of the risks common to all Trusts can be found in Part B of this Prospectus.

3. GLOBAL BANKS PORTFOLIO SCHEDULE OF INVESTMENTS AS OF INITIAL DEPOSIT DATE, FEBRUARY 14, 2001.

SECURITIES(1)




       PRIMARY INDUSTRY SOURCE AND           NUMBER OF       COST TO PORTFOLIO
              NAME OF ISSUER                   SHARES      IN U.S. DOLLARS(2)(3)
-----------------------------------------   -----------   ----------------------
Commercial Banks - Non. U.S. (17.33%)
 Allied Irish Banks PLC+                       3,890          $  42,972.91
 National Australia Bank Limited++               540             42,660.00
 Nordea AB (NDA)+                              6,230             42,950.24
 UniCredito Italiano S.P.A.+                   8,270             43,015.58
Diversified Financial Services (4.36%)
 Citigroup Inc.                                  790             43,126.10
Money Center Banks (56.49%)
 Banco Bilbao Vizcaya Argentaria, S.A.+        2,730             42,875.74
 Barclays PLC+                                 1,290             43,144.82
 BNP Paribas SA+                                 480             43,305.02
 Credit Suisse Group+                            220             44,301.93
 Deutsche Bank AG+                               480             44,365.54
 HSBC Holdings PLC+                            2,770             43,015.61
 J.P. Morgan Chase & Co.                         840             42,957.60
 Royal Bank of Scotland Group PLC+             1,810             43,150.22
 San Paolo - IMI S.P.A.+                       2,700             43,050.96
 Societe Generale+                               700             43,885.03
 Standard Chartered PLC+                       2,770             43,046.35
 The Bank of New York Company, Inc.              800             43,216.00
 The Sumitomo Bank, Limited+                   4,000             38,942.80
Super-Regional Banks (21.82%)
 Fifth Third Bancorp                             730             43,161.25
 FleetBoston Financial Corporation             1,010             42,914.90
 Mellon Financial Corporation                    900             43,182.00
 State Street Corporation                        410             43,788.00
 Wells Fargo & Company                           860             42,991.40
                                                              ------------

   TOTAL INVESTMENTS                                          $ 990,020.00
                                                              ============



----------
(1) All Securities are represented entirely by contracts to purchase such Securities.

(2) Valuation of the Securities by the Trustee was made on the business day prior to the Initial Deposit Date as described in "Valuation" in Part B of this Prospectus on the basis of closing sales prices on the relevant exchange.

(3)   The loss to the Sponsor on the Initial Deposit Date is $5,832.

+     Foreign stock

++ These shares are U.S. dollar denominated and pay dividends in U.S. dollars but are subject to investment risks generally facing common stocks of foreign issuers (see "Risk Factors and Special Considerations" in Part B.)

 PLEASE NOTE THAT IF THIS PROSPECTUS IS USED AS A PRELIMINARY PROSPECTUS FOR A
  FUTURE TRUST IN THIS SERIES, THE PORTFOLIO WILL CONTAIN DIFFERENT SECURITIES
                          FROM THOSE DESCRIBED ABOVE.

4. GLOBAL BANKS PORTFOLIO FEES AND EXPENSES.



                                                   AS A
                                                PERCENTAGE
                                                OF $1,000
                                                 INVESTED
UNITHOLDER FEES                               -------------
Creation and Development Fee                   .30% max.*
 (.25% of NAV, max. of .30% of
 your initial investment)
Sales Charges                                 2.50% max.**
                                              -------------

Total Maximum Sales Charges                    2.80% max.
 (including creation and development fee)



*     You will pay less than this amount unless the average net asset value
      (NAV) of the Portfolio on the date of collection is considerably higher than your initial investment. See the table contained in the Creation and Development Fee discussion below for examples.

** Unitholders will pay less than this amount if they are entitled to a volume discount based on minimum amounts invested, eligible for an employee discount, purchasing through certain eligible fee-based accounts, or eligible for reduced Sales Charges in connection with an exchange option or a conversion option, all as discussed in "Public Offering of Units" in Part B of this Prospectus.

ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST

This table shows the costs and expenses a Unitholder may pay, either directly or indirectly, when investing in Units of the Global Insurance Portfolio.



                                                           AMOUNT AS A       AMOUNT PER
                                                         % OF NET ASSETS   $1,000 INVESTED
                                                            (AS OF THE       (AS OF THE
                                                           FIRST DAY OF     FIRST DAY OF
                                                            THE TRUST)       THE TRUST)
                                                        ----------------- ----------------
   Trustee's Fee                                               .172%           $ 1.70
   Portfolio, Bookkeeping and Administrative Expenses          .104%           $ 1.03
   Other Operating Expenses                                    .619%           $ 6.12
                                                               ----            ------
      Total                                                    .895%           $ 8.85
                                                               ====            ======
ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST*           .202%           $ 2.00
                                                               ----            ------



* Applicable only to purchasers of Units during the initial offering period, which is approximately 12 weeks ("Initial Offering Period").



EXAMPLE

This example may help you compare the cost of investing in the Trust to the cost of investing in other investment vehicles.


The example below assumes that you invest $10,000 in the Trust for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Trust's annual operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





 1 YEAR     2 YEARS     3 YEARS
--------   ---------   --------
$  369        $628       $894



See "Expenses of the Trust" in Part B of this Prospectus for additional information regarding expenses.

CREATION AND DEVELOPMENT FEE

The Creation and Development Fee is a charge of 0.25% collected at the end of the Initial Offering Period. It compensates the Sponsor for the creation and development of the Trust and is computed based on the Trust's average daily net asset value through the date of collection. No portion of the Creation and Development Fee is applied to the payment of costs associated with marketing and distributing the Trust. The Creation and Development Fee may be more or less than 0.25% of your initial investment depending on the average net asset value on the date of collection. In no event, however, will Unitholders pay more than .30% of their initial investment. The following table shows how the Creation and Development Fee as a percentage of the initial investment may vary as average net asset value changes.






                                AND AVERAGE DAILY NET ASSET      THE C&D FEE PER YEAR AS A
                               VALUE ON EACH OF THE DATES OF       PERCENTAGE OF INITIAL
IF INITIAL INVESTMENT WAS              COLLECTION IS                INVESTMENT WOULD BE
---------------------------   -------------------------------   --------------------------
$1,000.....................                $1,200                          .30%*
$1,000.....................                $1,000                          .25%
$1,000.....................                $  800                          .20%



----------
*This represents the maximum Creation and Development Fee.


MARKETING AND DISTRIBUTION FEES

Unitholders will pay an Initial Sales Charge of 1%, plus ten monthly Deferred Sales Charges of $1.50 per 100 Units (totalling $15.00 per 100 Units) which will be deducted from the Trust's net assets from May 2001 through February 2002. The Initial and Deferred Sales Charges cover the costs associated with marketing and distributing the Trust. See "Public Offering of Units" in Part B of this Prospectus for further details.


5. IS THE GLOBAL BANKS PORTFOLIO APPROPRIATE FOR YOU?

Yes, if you are seeking to own a global portfolio of bank securities in one convenient package, if the Trust represents only a portion of your overall investment portfolio and if you are seeking capital appreciation over the life of the Trust by investing in Securities issued by companies which PaineWebber selected for their growth potential. You may benefit from a professionally selected portfolio for which risk is reduced by investing in Securities of several different issuers.


No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investments or with owning a concentrated equity investment or if you are seeking preservation of capital or high current income.

          ESSENTIAL INFORMATION REGARDING THE GLOBAL BANKS PORTFOLIO

                           AS OF FEBRUARY 13, 2001(1)




SPONSOR: PaineWebber Incorporated
TRUSTEE: Investors Bank & Trust Company
INITIAL DEPOSIT DATE: February 14, 2001




   TOTAL VALUE OF SECURITIES HELD BY THE TRUST: .............................   $990,020
   TOTAL NUMBER OF UNITS(2): ................................................    100,000
   FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT: .....   1/100,000th
   CALCULATION OF PUBLIC OFFERING PRICE PER UNIT(2,3)
    Public Offering Price per Unit ..........................................   $  10.00
    Less Reimbursement to Sponsor for Initial Organizational Costs(6) .......   $   0.02
    Less Initial Sales Charge(4)* of 1% of Offering Price
       (1.00% of net amount invested per 100 Units) .........................   $   0.10
    Net Asset Value per Unit ................................................   $   9.88
    Net Asset Value for 100,000 Units .......................................   $988,020
    Divided by 100,000 Units(2) .............................................   $   9.88
REDEMPTION VALUE**: .........................................................   $   9.75
EVALUATION TIME: ............................................................   Closing time of the regular
                                                                                trading session on the New
                                                                                York Stock Exchange, Inc.
                                                                                (ordinarily 4:00 pm New
                                                                                York Time).
INCOME ACCOUNT DISTRIBUTION DATES(5): .......................................   December 25, 2001 and on
                                                                                the Mandatory
                                                                                Termination Date.
CAPITAL ACCOUNT DISTRIBUTION DATES(5): ......................................   December 25, 2001 and on
                                                                                the Mandatory
                                                                                Termination Date. No
                                                                                distributions of less than
                                                                                $.05 per Unit need be
                                                                                made from the Capital
                                                                                Account on any
                                                                                Distribution Date.
RECORD DATES: ...............................................................   December 10, 2001
MANDATORY TERMINATION DATE: .................................................   May 15, 2002
DISCRETIONARY LIQUIDATION AMOUNT: ...........................................   40% of the value of Securities
                                                                                upon completion of the
                                                                                deposit of the Securities.
ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST6: .......................   $0.020 per Unit.
CREATION AND DEVELOPMENT FEE(7) .............................................   $0.025 per Unit.
ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST(8) .........................   $0.0885 per Unit.
 Trustee's Fee ..............................................................   $0.0170 per Unit.
 Portfolio, Bookkeeping and Administrative Expenses .........................   $0.0103 per Unit.
 Other Operating Expenses ...................................................   $0.0612 per Unit.
                                                                                        Continued on page A-18

----------

1    The date prior to the Initial Deposit Date.

2 As of the close of business on the Initial Deposit Date, the number of Units may be adjusted so that the Public Offering Price Per Unit will equal approximately $10.00, based on closing sale prices of the Securities on the relevant exchange at the evaluation time on such date. Subsequently, to the extent of any such adjustment in the number of Units, the fractional undivided interest per Unit will increase or decrease accordingly, from the amounts indicated above.

3 The Public Offering Price will be based upon the value of the securities next computed following any purchase orders received plus the applicable sales charges and will vary on any date after February 14, 2001 from the Public Offering Price per Unit shown above. Following the Initial Deposit Date, costs incurred in purchasing additional securities will be at the expense of the Trust. Any investor purchasing Units after the Initial Deposit Date will also pay a proportionate share of any accumulated dividends in the Income Account. (See "Summary of Certain Trust Features -- Additional Deposits" in Part A of this Prospectus and "Risk Factors and Special Considerations" and "Valuation" in Part B of this Prospectus).

4 The Initial Sales Charge is 1% per 100 Units. The Initial Sales Charge is reduced for purchasers of Units worth $50,000 or more. Also, certain classes of investors are entitled to reduced sales charges. (See "Public Offering of Units" in Part B of this Prospectus.) In addition, a Deferred Sales Charge of $1.50 per 100 Units will be deducted from the Trust's net asset value from the 4th through 13th months of the Trust's 15-month life, aggregating $15.00 per 100 Units during such period.

5    See "Distributions" in Part B of this Prospectus.

6 Investors purchasing Units during the initial offering period will reimburse the Sponsor for all or a portion of the costs incurred by the Sponsor in connection with organizing the Trust and offering the Units for sale described more fully in "Public Offering Price" in Part B of this Prospectus (collectively, "Initial Organizational Costs"). These costs have been estimated at $0.020 per Unit based upon the expected number of Units to be created during the initial offering period. Certain Securities purchased with the proceeds of the Public Offering Price will be sold by the Trustee at the completion of the initial public offering period to reimburse the Sponsor for Initial Organizational Costs actually incurred. If the actual Initial Organizational Costs are less than the estimated amount, only the actual Initial Organizational Costs will be deducted from the assets of the Trust. If, however, the amount of the actual Initial Organizational Costs are greater than the estimated amount, only the estimated amount of the Initial Organizational Costs will be deducted from the assets of the Trust.

7 The Creation and Development Fee of .25% of the net assets of the Trust is a charge that compensates the Sponsor for the creation and development of the Trust. It is computed based on the Trust's average daily net asset value through the date of collection. (See "Creation and Development Fee" in Part A of this Prospectus.)

8 See "Expenses of the Trust" in Part B of this Prospectus. Estimated dividends from the securities purchased, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated annual expenses of the Trust. If such dividends and income paid are insufficient to pay expenses, the Trustee is authorized to sell securities in an amount sufficient to pay such expenses. (See "Administration of the Trust" and "Expenses of the Trust" in Part B of this Prospectus.)

* The sales charge will not be assessed on securities sold to reimburse the Sponsor for the Initial Organizational Costs.

** This figure reflects deduction of the Initial Sales Charge of 1.00% and the Deferred Sales Charges of $0.150 per Unit. As of the close of the initial offering period, the Redemption Value will be reduced to reflect the payment of Initial Organizational Costs and the Creation and Development Fee (see "Risk Factors and Special Considerations" and "Comparison of Public Offering Price and Redemption Value" in Part B of this Prospectus).

DESCRIPTION OF THE GLOBAL UTILITIES PORTFOLIO


1. SELECTION OF GLOBAL UTILITIES SECTOR.

The Sponsor believes that a number of developments, including the following, have combined to promote growth in the utilities industry, however, there can be no assurance as to future growth:

Global opportunities: PaineWebber observes that global utility opportunities depend on price, costs of capital and management resource constraints. We believe that the major regional opportunities in this sector exist in Europe and the North, South and Central Americas. The most advanced market in utilities trading and marketing is in the United States, but the Latin American and European markets are rapidly evolving. Natural gas prices in the U.S. are high and likely to remain so, while the large over-supply of natural gas in Latin America is likely to keep prices there low. In Europe, we believe that companies specializing in customer value and water supply present favorable investment opportunities.

Generation: The balance between demand and supply of electricity is probably the single most important determinant of price behavior following deregulation. A market that is undersupplied will see volatile, spiky prices, particularly in the summer and winter peak seasons as the system struggles to meet demand. In an oversupplied market prices are usually relatively low and stable, and only plant shutdowns or an increase in demand will cause an increase in wholesale prices. Other factors that play an important role in pricing are:

    o market power -- a concentrated market allows prices to be manipulated by the dominant players, whatever the supply and demand balance. Prices either could be held artificially high in order to produce excess returns for utility companies that generate power or depressed to low levels in order to suppress entry into the market by new competitors (which can upset the existing dominant players' control of the market); and


    o fuel prices -- if demand is greater than supply, it is easier to pass on higher fuel costs than when there is excess supply.


We target companies that we believe have (i) significant unregulated capacity or regulated capacity that will soon deregulate, (ii) gas ownership/control at various levels of the gas supply chain, and (iii) a significant electricity trading business, giving us a greater insight into market behavior.

New technology: Capacity shortages in the U.S. and Latin America and deregulation are forcing new technologies to the fore such as fuel cell batteries, power line technology, distributed generation and electricity storage:

    o Fuel cell batteries are now widely regarded as one of the most promising energy conversion technologies for the not-too-distant future. Some possible advantages presented by fuel cell batteries include efficiency, size, shape and environmental friendliness.


    o Power line technology may be one of the most important components of the future electric utilities industry, as it may play a major role in the growth of the Internet and the new economy. It allows the transmission of a telecommunications signal over power cable and, in theory, will permit electric utility companies to use their electricity distribution network to become telecommunications service providers. Power line technology can be used to transmit both voice and data and potentially offers higher bandwidth delivery than existing services.


    o Distributed generation -- MicroGen is a domestic combined heat and power technology. The MicroGen unit consists of a small-scale gas-fired power generation unit combined with a boiler.

      Waste heat from power generation is used to provide energy for space and water heating. This process addresses the problem of low thermal efficiency that would otherwise render home units uneconomic. The combined efficiency of the unit can be as high as 90%. Other advantages of distributed generation technology include (i) avoidance of energy losses during transmission, (ii) reduction in carbon dioxide emissions, and (iii) the size and ease of siting of units may help alleviate energy transmission bottlenecks.

    o Electricity storage -- The ability to store electricity would make it unnecessary to match supply and demand as they arise, which leads to volatile prices in energy markets and the need, at great cost, to operate at surplus capacity and to utilize high-cost peaking electricity plants.

Transmission: The world lacks natural gas pipelines and electricity transmission lines. This is not only the case in the U.S. and Latin America where build-up of transmission capacity is required just to meet demand growth, but also in Europe where regional integration is a must, if there is to be a truly competitive generation market.

The value in the gas chain: Natural gas is a well-regarded product with strong demand and limited substitutes, as currently demonstrated in the U.S. Beyond limited deliverability (or production) increases, the primary driver of this demand is strong growth in electricity demand resulting from the vibrant U.S. economy, as well as from the now widespread use of the Internet and wireless devices. According to analysts reports published by UBS Warburg, gas consumption in Europe is also growing compared to electricity consumption.

The value hidden in networks: Networks have value over and above the traditional model. Traditional value enhancers in the utilities sector have been asset growth, user charge increases and cost cutting, however, we believe that more value may be obtained from telecommunications, new technology and possibly securitization. We believe a broader trend of restructuring is developing, with traditional `value chain' business models for utility companies being replaced with new `functional' business models. Catalysts for change include the following:


    o competition;

    o regulatory pressure to find new ways to extract cost savings and efficiencies;

    o optimizing skills and asset bases;

    o the development of commodity markets as alternatives to physical hedges;


    o low share prices, including implicit sub-regulatory asset base valuations of price-regulated network businesses;

    o regulatory maturity; and

    o reappraising business portfolios and deployment of capital in light of international opportunities.

As a result, a new `functional' business model is evolving, with companies specializing in the various stages of the gas, electricity and water value chains. Already we are seeing the emergence of these companies as energy traders, asset managers, customer-service companies and supply companies or marketers.

To spin-off or not to spin-off? With utility valuations at an historic low at the beginning of 2000, companies were anxious to seek a way of recouping shareholder value. One method utilized was the spin-off of unregulated activities. With the appreciation in market valuations of growth stocks and the perception that the valuation of the entity to be spun off is being obscured by being grouped with other assets, creating a separate company can go some way to removing a `conglomerate' discount. Although, we believe that the climate for spin-offs is not as favorable as it was in early 2000, it may remain a viable way for certain companies in this sector to recoup shareholder value in 2001.

The value of a customer: As utility markets become deregulated, incumbent players must recognize that the customer has a value over and above that of a pure connection to the network, and employ new marketing methods and attitudes. In a competitive environment, retaining existing customers, adding new ones and increasing their worth is a major focus of any competitor. Utilities are under pressure to find new sources of growth and also to secure customer loyalty. Since the quality of electricity (or gas) is not affected by the company that sells it, future competition between utility suppliers will be based upon price and the quality of service provided by the suppliers.


2. RISKS SPECIFIC TO THE GLOBAL UTILITIES PORTFOLIO.

The Trust is concentrated in the utility industry, and adverse developments in this industry may significantly affect the value of your Units. Electric utilities face pressure to keep rates low, which may make if difficult to recover investments in electricity generating plants. Utilities generally are sensitive to costs and availability of fuel. Some electric utilities are subject to the risks of the nuclear industry. Restructuring has been taking place on a state-by-state basis with the most significant activity occurring in regions with high electric rates. Several restructuring plans have required utilities to sell generation facilities and reduce customer rates in exchange for the opportunity to recoup unrecovered investments and commitments no longer economically viable (stranded costs). Although most restructuring activity has been generally constructive for investors, uncertainty regarding rate cuts and allowable stranded costs still exists in those states where competition has not been introduced. Utilities face risks inherent in diversification into other business lines.

Other risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Further risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes, such as the uncertainties resulting from diversification into new domestic and international business, as well as agreements by utility companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of such companies.

Several of the issuers of Securities have sold power in the California spot market. California's wholesale electricity market is deregulated, but the utilities operate under regulated rates for customers. Due to an imbalance between demand and supply of electricity in California, the state's two largest utilities, Pacific Gas & Electric and Southern California Edison, have been relying on the spot market for much of their power. The current high price for electricity and increased demand has put these companies in severe financial distress, in turn threatening suppliers as well as industries, businesses and the California economic environment as a whole. Although these conditions exist, we do not believe that the long-term prospects for the issuers of the Securities in the Trust are harmed. Companies in other locations may experience similar conditions as those experienced in California.


Investing always involves risks. A discussion of the risks common to all Trusts can be found in Part B of this Prospectus.

3. GLOBAL UTILITIES PORTFOLIO SCHEDULE OF INVESTMENTS AS OF INITIAL DEPOSIT DATE, FEBRUARY 14, 2001.


SECURITIES(1)





        PRIMARY INDUSTRY SOURCE AND           NUMBER OF       COST TO PORTFOLIO
              NAME OF ISSUER                    SHARES      IN U.S. DOLLARS(2)(3)
------------------------------------------   -----------   ----------------------
Electric-Generation (4.22%)
 The AES Corporation*                              730         $  41,749.10
Electric-Integrated (62.37%)
 Centrais Electricas Brasileiras S.A.+           2,000            43,412.40
 Chubu Electric Power Company, Inc.+             2,500            41,389.50
 Cinergy Corporation                             1,290            41,305.80
 Companhia Paranaense de Energia-Copel+          4,000            40,383.60
 Duke Energy Corporation                         1,020            41.544.60
 Electricidade de Portugal, S.A. (EDP)+         13,330            41,232.36
 Energy East Corporation                         2,160            41,299.20
 Exelon Corporation                                640            40,960.00
 Pinnacle West Capital Corporation                 920            41,032.00
 PPL Corporation                                   920            41,032.00
 Reliant Energy, Inc.                            1,010            41,117.10
 The Southern Company                            1,340            40,803.00
 The Tokyo Electric Power Company, Inc.+         1,800            39,437.28
 TXU Corporation                                 1,010            41,208.00
 Xcel Energy, Inc.                               1,500            41,325.00
Electric-Transmission (4.16%)
 National Grid Group PLC+                        4,480            41,160.00
Gas-Distribution (4.17%)
 Centrica PLC+                                  11,520            41,245.06
Gas-Transportation (4.17%)
 Lattice Group PLC*+                            20,010            41,258.62
Pipelines (16.76%)
 El Paso Energy Corporation                        580            42,073.20
 Enron Corporation                                 510            41,386.50
 Dynegy Inc.                                       800            41,128.00
 The Williams Companies, Inc.                      920            41,473.60
Power Conversion/Supply Equipment (4.15%)
 Vestas Wind Systems A/S+                          800            41,064.08
                                                               ------------

   TOTAL INVESTMENTS                                           $ 990,020.00
                                                               ============



----------
(1) All Securities are represented entirely by contracts to purchase such Securities.

(2) Valuation of the Securities by the Trustee was made on the business day prior to the Initial Deposit Date as described in "Valuation" in Part B of this Prospectus on the basis of closing sales prices on the relevant exchange.

(3)  The loss to the Sponsor on the Initial Deposit Date is $4,062.

*    Non-income producing security.

+    Foreign Stock.

 PLEASE NOTE THAT IF THIS PROSPECTUS IS USED AS A PRELIMINARY PROSPECTUS FOR A
  FUTURE TRUST IN THIS SERIES, THE PORTFOLIO WILL CONTAIN DIFFERENT SECURITIES
                          FROM THOSE DESCRIBED ABOVE.

4. GLOBAL UTILITIES PORTFOLIO FEES AND EXPENSES.






UNITHOLDER FEES
                                                   AS A
                                                PERCENTAGE
                                                OF $1,000
                                                 INVESTED
                                              -------------
Creation and Development Fee                   .30% max.*
 (.25% of NAV, max. of .30% of
 your initial investment)
Sales Charges                                 2.50% max.**
                                              -------------
Total Maximum Sales Charges                    2.80% max.
 (including creation and development fee)



*     You will pay less than this amount unless the average net asset value
      (NAV) of the Portfolio on the date of collection is considerably higher than your initial investment. See the table contained in the Creation and Development Fee discussion below for examples.

** Unitholders will pay less than this amount if they are entitled to a volume discount based on minimum amounts invested, eligible for an employee discount, purchasing through certain eligible fee-based accounts, or eligible for reduced Sales Charges in connection with an exchange option or a conversion option, all as discussed in "Public Offering of Units" in Part B of this Prospectus.


ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST

This table shows the costs and expenses a Unitholder may pay, either directly or indirectly, when investing in Units of the Global Utilities Portfolio.



                                                             AMOUNT AS A         AMOUNT PER
                                                           % OF NET ASSETS     $1,000 INVESTED
                                                              (AS OF THE         (AS OF THE
                                                             FIRST DAY OF       FIRST DAY OF
                                                              THE TRUST)         THE TRUST)
                                                          -----------------   ----------------
 Trustee's Fee                                                   .172%             $ 1.70
 Portfolio, Bookkeeping and Administrative Expenses              .104%             $ 1.03
 Other Operating Expenses                                        .450%             $ 4.45
                                                                 ----              ------
    Total                                                        .726%             $ 7.18
                                                                 ====              ======

 ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST*            .202%             $ 2.00
                                                                 ----              ------



* Applicable only to purchasers of Units during the initial offering period, which is approximately 12 weeks ("Initial Offering Period").



EXAMPLE

This example may help you compare the cost of investing in the Trust to the cost of investing in other investment vehicles.




The example below assumes that you invest $10,000 in the Trust for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Trust's annual operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 1 YEAR     2 YEARS     3 YEARS
--------   ---------   --------
$  352        $595       $844



See "Expenses of the Trust" in Part B of this Prospectus for additional information regarding expenses.

CREATION AND DEVELOPMENT FEE

The Creation and Development Fee is a charge of 0.25% collected at the end of the Initial Offering Period. It compensates the Sponsor for the creation and development of the Trust and is computed based on the Trust's average daily net asset value through the date of collection. No portion of the Creation and Development Fee is applied to the payment of costs associated with marketing and distributing the Trust. The Creation and Development Fee may be more or less than 0.25% of your initial investment depending on the average net asset value on the date of collection. In no event, however, will Unitholders pay more than .30% of their initial investment. The following table shows how the Creation and Development Fee as a percentage of the initial investment may vary as average net asset value changes.






                                AND AVERAGE DAILY NET ASSET      THE C&D FEE PER YEAR AS A
                               VALUE ON EACH OF THE DATES OF       PERCENTAGE OF INITIAL
IF INITIAL INVESTMENT WAS              COLLECTION IS                INVESTMENT WOULD BE
---------------------------   -------------------------------   --------------------------
$1,000.....................                $1,200                          .30%*
$1,000.....................                $1,000                          .25%
$1,000.....................                $  800                          .20%



----------
*This represents the maximum Creation and Development Fee.


MARKETING AND DISTRIBUTION FEES

Unitholders will pay an Initial Sales Charge of 1%, plus ten monthly Deferred Sales Charges of $1.50 per 100 Units (totalling $15 per 100 Units) which will be deducted from the Trust's net assets from May 2001 through February 2002. The Initial and Deferred Sales Charges cover the costs associated with marketing and distributing the Trust. See "Public Offering of Units" in Part B of this Prospectus for further details.


5. IS THE GLOBAL UTILITIES PORTFOLIO APPROPRIATE FOR YOU?

Yes, if you are seeking to own a global portfolio of utility securities in one convenient package, if the Trust represents only a portion of your overall investment portfolio and if you are seeking capital appreciation over the life of the Trust by investing in Securities issued by companies which PaineWebber selected for their growth potential. You may benefit from a professionally selected portfolio for which risk is reduced by investing in Securities of several different issuers.


No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investments or with owning a concentrated equity investment or if you are seeking preservation of capital or high current income.

        ESSENTIAL INFORMATION REGARDING THE GLOBAL UTILITIES PORTFOLIO

                           AS OF FEBRUARY 13, 2001(1)



SPONSOR: PaineWebber Incorporated
TRUSTEE: Investors Bank & Trust Company
INITIAL DEPOSIT DATE: February 14, 2001




   TOTAL VALUE OF SECURITIES HELD BY THE TRUST: .............................   $990,020
   TOTAL NUMBER OF UNITS(2): ................................................    100,000
   FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT: .....   1/100,000th
   CALCULATION OF PUBLIC OFFERING PRICE PER UNIT(2,3)
    Public Offering Price per Unit ..........................................   $  10.00
    Less Reimbursement to Sponsor for Initial Organizational Costs(6) .......   $   0.02
    Less Initial Sales Charge(4)* of 1% of Offering Price
     (1.00% of net amount invested per 100 Units) ...........................   $   0.10
    Net Asset Value per Unit ................................................   $   9.88
    Net Asset Value for 100,000 Units .......................................   $988,020
    Divided by 100,000 Units(2) .............................................   $   9.88
REDEMPTION VALUE**: .........................................................   $   9.75
EVALUATION TIME: ............................................................   Closing time of the regular
                                                                                trading session on the New
                                                                                York Stock Exchange, Inc.
                                                                                (ordinarily 4:00 pm New
                                                                                York time).
INCOME ACCOUNT DISTRIBUTION DATES(5): .......................................   June 25, 2001 and quarterly
                                                                                thereafter and the
                                                                                Mandatory Termination
                                                                                Date.
CAPITAL ACCOUNT DISTRIBUTION DATES(5): ......................................   June 25, 2001 and quarterly
                                                                                thereafter and on the
                                                                                Mandatory Termination
                                                                                Date. No distributions of
                                                                                less than $.05 per Unit
                                                                                need be made from the
                                                                                Capital Account on any
                                                                                Distribution Date.
RECORD DATES: ...............................................................   June 10, 2001 and quarterly
                                                                                thereafter.
MANDATORY TERMINATION DATE: .................................................   May 15, 2002
DISCRETIONARY LIQUIDATION AMOUNT: ...........................................   40% of the value of Securities
                                                                                upon completion of the
                                                                                deposit of the Securities.
ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST(6): .....................   $0.020 per Unit.
                                                                                        Continued on page A-26

ESSENTIAL INFORMATION REGARDING THE GLOBAL UTILITIES PORTFOLIO (CONTINUED)
CREATION AND DEVELOPMENT FEE(7) .............................   $0.0250 per Unit.
ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST(8) .........   $0.0718 per Unit.
 Trustee's Fee ..............................................   $0.0170 per Unit.
 Portfolio, Bookkeeping and Administrative Expenses .........   $0.0103 per Unit.
 Other Operating Expenses ...................................   $0.0445 per Unit.


----------
1 The date prior to the Initial Date of Deposit.

2 As of the close of business on the Initial Deposit Date, the number of Units may be adjusted so that the Public Offering Price Per Unit will equal approximately $10.00, based on closing sale prices of the Securities on the relevant exchange at the evaluation time on such date. Subsequently, to the extent of any such adjustment in the number of Units, the fractional undivided interest per Unit will increase or decrease accordingly, from the amounts indicated above.


3 The Public Offering Price will be based upon the value of the securities next computed following any purchase orders received plus the applicable sales charges and will vary on any date after February 14, 2001 from the Public Offering Price per Unit shown above. Following the Initial Deposit Date, costs incurred in purchasing additional securities will be at the expense of the Trust. Any investor purchasing Units after the Initial Deposit Date will also pay a proportionate share of any accumulated dividends in the Income Account. (See "Summary of Certain Trust Features -- Additional Deposits" in Part A of this Prospectus and "Risk Factors and Special Considerations" and "Valuation" in Part B of this Prospectus.)

4 The Initial Sales Charge is 1% per 100 Units. The Initial Sales Charge is reduced for purchasers of Units worth $50,000 or more. Also, certain classes of investors are entitled to reduced sales charges. (See "Public Offering of Units" in Part B of this Prospectus.) In addition, a Deferred Sales Charge of $1.50 per 100 Units will be deducted from the Trust's net asset value from the 4th through 13th months of the Trust's 15-month life, aggregating $15.00 per 100 Units during such period.


5 See "Distributions" in Part B of this Prospectus.


6 Investors purchasing Units during the initial offering period will reimburse the Sponsor for all or a portion of the costs incurred by the Sponsor in connection with organizing the Trust and offering the Units for sale described more fully in "Public Offering Price" in Part B of this Prospectus (collectively, "Initial Organizational Costs"). These costs have been estimated at $0.020 per Unit based upon the expected number of Units to be created during the initial offering period. Certain Securities purchased with the proceeds of the Public Offering Price will be sold by the Trustee at the completion of the initial public offering period to reimburse the Sponsor for Initial Organizational Costs actually incurred. If the actual Initial Organizational Costs are less than the estimated amount, only the actual Initial Organizational Costs will be deducted from the assets of the Trust. If, however, the amount of the actual Initial Organizational Costs are greater than the estimated amount, only the estimated amount of the Initial Organizational Costs will be deducted from the assets of the Trust.

7 The Creation and Development Fee of .25% of the net assets of the Trust is a charge that compensates the Sponsor for the creation and development of the Trust. It is computed based on the Trust's average daily net asset value through the date of collection. (See "Creation and Development Fee" in Part A of this Prospectus.)

8 See "Expenses of the Trust" in Part B of this Prospectus. Estimated dividends from the securities purchased, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated annual expenses of the Trust. If such dividends and income paid are insufficient to pay expenses, the Trustee is authorized to sell securities in an amount sufficient to pay such expenses. (See "Administration of the Trust" and "Expenses of the Trust" in Part B of this Prospectus.)


* The sales charge will not be assessed on securities sold to reimburse the Sponsor for the Initial Organizational Costs.


** This figure reflects deduction of the Initial Sales Charge of 1.00% and the Deferred Sales Charges of $0.150 per Unit. As of the close of the initial offering period, the Redemption Value will be reduced to reflect the payment of Initial Organizational Costs and the Creation and Development Fee (see "Risk Factors and Special Considerations" and "Comparison of Public Offering Price and Redemption Value" in Part B of this Prospectus).

DESCRIPTION OF THE EUROPE PORTFOLIO


1. SELECTION OF EUROPE SECTOR.


PaineWebber believes that the tide turned against equity securities in the year 2000 and European equities were no exception. They fell some 2.8%* in local currency terms, and down some 9%* in dollar terms. However, towards the end of the year -- as worries about the condition of global growth have increased -- European equities relative to other global equities have begun to show signs of better performance. Following gains in 2000, European earnings may continue to grow in 2001. Falling interest rates and a favorable combination of growth and inflation may support price earnings valuations, while the yield ratio between bonds and equities may remain at a level that favors equities. Although there can be no assurance, we expect that in the year ahead European equities may increase their values in both local currency and dollar terms because of the following developments:


    o European equities are well positioned because of lower taxes, increasing equity ownership in Europe and the recovery of the weak Euro from 2000; and

    o We expect to see an increasing differentiation between securities within sectors. In those sectors where there are already high valuations, investors will be looking towards increasing stock rotation as a means of limiting valuation risk. In the more cyclical, less expensive areas of the market, locating those securities with the least risk of earnings downgrades, defensive share issuance and the strongest balance sheets will be important. In the past, sector volatility has been largely correlated with securities volatility except in a couple of phases, notably the sharp run up in the market in 1993 and the sharp correction in the market in 1998. What we believe this implies is investors are unlikely to be rushing for low quality, small cap stocks. Rather, we believe that investors may be looking for large cap, solid balance sheet companies that have a management with a track record of delivering shareholder value. For this reason, we continue to focus on companies that can continue to sustain their earnings.


2. RISKS SPECIFIC TO THE EUROPE PORTFOLIO.


The Trust is concentrated in Securities of foreign issuers. Investing in securities of foreign issuers presents risks that are different from investing in securities of domestic issuers. Such risks are discussed on page A-5 of this Prospectus.



Investing always involves risks. A discussion of the risks common to all Trusts can be found in Part B of this Prospectus.


----------

*     Source: analysts reports published by UBS Warburg.

3. EUROPE PORTFOLIO SCHEDULE OF INVESTMENTS AS OF INITIAL DEPOSIT DATE, FEBRUARY 14, 2001.


SECURITIES(1)



          PRIMARY INDUSTRY SOURCE AND            NUMBER OF     COST TO PORTFOLIO
                 NAME OF ISSUER                    SHARES    IN U.S. DOLLARS(2)(3)
----------------------------------------------- ----------- ----------------------
   Aerospace/Defense (4.00%)
      BAE Systems PLC                               8,860       $  39,563.78
   Airlines (4.00%)
      British Airways PLC                           6,690          39,622.86
   Automobile (7.99%)
      Bayerische Motoren Werke (BMW) AG             1,110          39,699.48
      Renault SA                                      800          39,401.68
   Building Products (4.02%)
      Lafarge SA                                      410          39,782.79
   Computer Software & Services (8.00%)
      Logica PLC                                    1,640          39,644.38
      Software AG*                                    560          39,541.60
     Electric (8.02%)
      Electricidade de Portugal, S.A. (EDP)        12,810          39,623.89
      Iberdrola SA                                  2,560          39,805.18
   Financial Institutions/Banks (8.01%)
      BNP Paribas SA                                  440          39,696.27
      Royal Bank of Scotland Group PLC              1,660          39,574.23
   Foods--Miscellaneous/Diversified (4.29%)
      Nestle SA                                        20          42,444.04
   Human Resources (3.96%)
      Adecco SA                                        60          39,195.71
   Insurance--Multi-Line (7.52%)
      Riunione Adriatica di Sicurta SPA (RAS)       2,680          39,647.92
      Zurich Financial Services AG                     70          34,820.65
   Medical & Pharmaceutical Products (4.12%)
      Aventis SA                                      500          40,805.60
   Oil/Gas (3.99%)
      ENI SPA                                       6,050          39,544.62
   Retail--Building Products (4.09%)
      Castorama Dubois Investissement SA              170          40,534.02
   Retail--Food (4.00%)
      Tesco PLC                                    10,500          39,612.30
   Telecommunications (19.99%)
      Alcatel SA                                      760          39,600.56
      Marconi PLC                                   4,330          39,581.83
      Telecom Italia SPA                            3,490          39,582.88
      Tele Danmark A/S                                880          39,578.53
      Vodafone Group PLC                           12,450          39,607.19
   Transport Services (4.00%)
      Deutsche Post AG*                             1,820          39,508.01
                                                                ------------

         TOTAL INVESTMENTS                                      $ 990,020.00
                                                                ============



----------
(1) All Securities are represented entirely by contracts to purchase such Securities. All securities in this portfolio are foreign stock.
(2) Valuation of the Securities by the Trustee was made on the business day prior to the Initial Deposit Date as described in "Valuation" in Part B of this Prospectus on the basis of closing sales prices on the relevant exchange.
(3)   The loss to the Sponsor on the Initial Deposit Date is $8,807.
*     Non-income producing security.

 PLEASE NOTE THAT IF THIS PROSPECTUS IS USED AS A PRELIMINARY PROSPECTUS FOR A
  FUTURE TRUST IN THIS SERIES, THE PORTFOLIO WILL CONTAIN DIFFERENT SECURITIES
                          FROM THOSE DESCRIBED ABOVE.

4. EUROPE PORTFOLIO FEES AND EXPENSES.


UNITHOLDER FEES




                                                   AS A
                                                PERCENTAGE
                                                OF $1,000
                                                 INVESTED
                                              -------------
Creation and Development Fee                   .30% max.*
 (.25% of NAV, max. of .30% of
 your initial investment)
Sales Charges                                 2.50% max.**
                                              -------------
Total Maximum Sales Charges                    2.80% max.
 (including creation and development fee)



*     You will pay less than this amount unless the average net asset value
      (NAV) of the Portfolio on the date of collection is considerably higher than your initial investment. See the table contained in the Creation and Development Fee discussion below for examples.

** Unitholders will pay less than this amount if they are entitled to a volume discount based on minimum amounts invested, eligible for an employee discount, purchasing through certain eligible fee-based accounts, or eligible for reduced Sales Charges in connection with an exchange option or a conversion option, all as discussed in "Public Offering of Units" in Part B of this Prospectus.

ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST

This table shows the costs and expenses a Unitholder may pay, either directly or indirectly, when investing in Units of the Europe Portfolio.



                                                           AMOUNT AS A       AMOUNT PER
                                                         % OF NET ASSETS   $1,000 INVESTED
                                                            (AS OF THE       (AS OF THE
                                                           FIRST DAY OF     FIRST DAY OF
                                                            THE TRUST)       THE TRUST)
                                                        ----------------- ----------------
   Trustee's Fee                                               .172%          $  1.70
   Portfolio, Bookkeeping and Administrative Expenses          .090%          $  0.89
   Other Operating Expenses                                    .810%          $  8.00
                                                              -----           -------
      Total                                                   1.072%          $ 10.59
                                                              =====           =======
ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST*           .202%          $  2.00



* Applicable only to purchasers of Units during the initial offering period, which is approximately 12 weeks ("Initial Offering Period").


EXAMPLE

This example may help you compare the cost of investing in the Trust to the cost of investing in other investment vehicles.

The example below assumes that you invest $10,000 in the Trust for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Trust's annual operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






 1 YEAR     2 YEARS     3 YEARS
--------   ---------   --------
$  386        $663       $945




See "Expenses of the Trust" in Part B of this Prospectus for additional information regarding expenses.

CREATION AND DEVELOPMENT FEE

The Creation and Development Fee is a charge of 0.25% collected at the end of the Initial Offering Period. It compensates the Sponsor for the creation and development of the Trust and is computed based on the Trust's average daily net asset value through the date of collection. No portion of the Creation and Development Fee is applied to the payment of costs associated with marketing and distributing the Trust. The Creation and Development Fee may be more or less than 0.25% of your initial investment depending on the average net asset value on the date of collection. In no event, however, will Unitholders pay more than .30% of their initial investment. The following table shows how the Creation and Development Fee as a percentage of the initial investment may vary as average net asset value changes.





                                AND AVERAGE DAILY NET ASSET      THE C&D FEE PER YEAR AS A
                               VALUE ON EACH OF THE DATES OF       PERCENTAGE OF INITIAL
IF INITIAL INVESTMENT WAS              COLLECTION IS                INVESTMENT WOULD BE
---------------------------   -------------------------------   --------------------------
$1,000.....................                $1,200                           .30%*
$1,000.....................                $1,000                          .25  %
$1,000.....................                $  800                          .20  %



----------
*This represents the maximum Creation and Development Fee.


MARKETING AND DISTRIBUTION FEES

Unitholders will pay an Initial Sales Charge of 1%, plus ten monthly Deferred Sales Charges of $1.50 per 100 Units (totalling $15.00 per 100 Units) which will be deducted from the Trust's net assets from May 2001 through February 2002. The Initial and Deferred Sales Charges cover the costs associated with marketing and distributing the Trust. See "Public Offering of Units" in Part B of this Prospectus for further details.


5. IS THE EUROPE PORTFOLIO APPROPRIATE FOR YOU?

Yes, if you are seeking to own equity securities of different issuers in a variety of industries in various countries, if the Trust represents only a portion of your overall investment portfolio and if you are seeking capital appreciation over the life of the Trust by investing in Securities issued by companies which PaineWebber selected for their growth potential. You may benefit from a professionally selected portfolio for which risk is reduced by investing in Securities of several different issuers.


No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investments or with owning a concentrated equity investment or if you are seeking preservation of capital or high current income.

             ESSENTIAL INFORMATION REGARDING THE EUROPE PORTFOLIO

                           AS OF FEBRUARY 13, 2001(1)




SPONSOR: PaineWebber Incorporated
TRUSTEE: Investors Bank & Trust Company
INITIAL DEPOSIT DATE:  February 14, 2001




   TOTAL VALUE OF SECURITIES HELD BY THE TRUST: .............................   $990,020
   TOTAL NUMBER OF UNITS(2): ................................................    100,000
   FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT: .....   1/100,000th
   CALCULATION OF PUBLIC OFFERING PRICE PER UNIT(2,3)
    Public Offering Price per Unit ..........................................   $  10.00
    Less Reimbursement to Sponsor for Initial Organizational Costs(6) .......   $   0.02
    Less Initial Sales Charge(4)* of 1% of Offering Price
     (1.00% of net amount invested per 100 Units) ...........................   $   0.10
    Net Asset Value per Unit ................................................   $   9.88
    Net Asset Value for 100,000 Units .......................................   $988,020
    Divided by 100,000 Units(2) .............................................   $   9.88
REDEMPTION VALUE**: .........................................................   $   9.75
EVALUATION TIME: ............................................................   Closing time of the regular
                                                                                trading session on the
                                                                                Frankfurt Stock Exchange
                                                                                (ordinarily 2:00 pm
                                                                                New York Time).
INCOME ACCOUNT DISTRIBUTION DATES(5): .......................................   December 25, 2001 and the
                                                                                Mandatory Termination
                                                                                Date.
CAPITAL ACCOUNT DISTRIBUTION DATES(5): ......................................   December 25, 2001 and on
                                                                                the Mandatory
                                                                                Termination Date. No
                                                                                distributions of less than
                                                                                $.05 per Unit need be
                                                                                made from the Capital
                                                                                Account on any
                                                                                Distribution Date.
RECORD DATES: ...............................................................   December 10, 2001
MANDATORY TERMINATION DATE: .................................................   May 15, 2002
DISCRETIONARY LIQUIDATION AMOUNT: ...........................................   40% of the value of Securities
                                                                                upon completion of the
                                                                                deposit of the Securities.
ESTIMATED INITIAL ORGANIZATIONAL COSTS OF THE TRUST(6): .....................   $0.020 per Unit.
CREATION AND DEVELOPMENT FEE(7) .............................................   $0.025 per Unit.
ESTIMATED ANNUAL OPERATING EXPENSES OF THE TRUST(8) .........................   $0.1059 per Unit.
 Trustee's Fee ..............................................................   $0.0170 per Unit.
 Portfolio, Bookkeeping and Administrative Expenses .........................   $0.0089 per Unit.
 Other Operating Expenses ...................................................   $0.0800 per Unit.
                                                                                        Continued on page A-32

----------

1    The date prior to the Initial Deposit Date.

2 As of the close of business on the Initial Deposit Date, the number of Units may be adjusted so that the Public Offering Price Per Unit will equal approximately $10.00, based on closing sale prices of the Securities on the relevant exchange at the evaluation time on such date. Subsequently, to the extent of any such adjustment in the number of Units, the fractional undivided interest per Unit will increase or decrease accordingly, from the amounts indicated above.

3 The Public Offering Price will be based upon the value of the securities next computed following any purchase orders received plus the applicable sales charges and will vary on any date after February 14, 2001 from the Public Offering Price per Unit shown above. Following the Initial Deposit Date, costs incurred in purchasing additional securities will be at the expense of the Trust. Any investor purchasing Units after the Initial Deposit Date will also pay a proportionate share of any accumulated dividends in the Income Account. (See "Summary of Certain Trust Features -- Additional Deposits" in Part A of this Prospectus and "Risk Factors and Special Considerations" and "Valuation" in Part B of this Prospectus.)

4 The Initial Sales Charge is 1% per 100 Units. The Initial Sales Charge is reduced for purchasers of Units worth $50,000 or more. Also, certain classes of investors are entitled to reduced sales charges. (See "Public Offering of Units" in Part B of this Prospectus.) In addition, a Deferred Sales Charge of $1.50 per 100 Units will be deducted from the Trust's net asset value from the 4th through 13th months of the Trust's 15-month life, aggregating $15.00 per 100 Units during such period.

5    See "Distributions" in Part B of this Prospectus.

6 Investors purchasing Units during the initial offering period will reimburse the Sponsor for all or a portion of the costs incurred by the Sponsor in connection with organizing the Trust and offering the Units for sale described more fully in "Public Offering Price" in Part B of this Prospectus (collectively, "Initial Organizational Costs"). These costs have been estimated at $0.020 per Unit based upon the expected number of Units to be created during the initial offering period. Certain Securities purchased with the proceeds of the Public Offering Price will be sold by the Trustee at the completion of the initial public offering period to reimburse the Sponsor for Initial Organizational Costs actually incurred. If the actual Initial Organizational Costs are less than the estimated amount, only the actual Initial Organizational Costs will be deducted from the assets of the Trust. If, however, the amount of the actual Initial Organizational Costs are greater than the estimated amount, only the estimated amount of the Initial Organizational Costs will be deducted from the assets of the Trust.

7 The Creation and Development Fee of .25% of the net assets of the Trust is a charge that compensates the Sponsor for the creation and development of the Trust. It is computed based on the Trust's average daily net asset value through the date of collection. (See "Creation and Development Fee" in Part A of this Prospectus.)

8 See "Expenses of the Trust" in Part B of this Prospectus. Estimated dividends from the securities purchased, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated annual expenses of the Trust. If such dividends and income paid are insufficient to pay expenses, the Trustee is authorized to sell securities in an amount sufficient to pay such expenses. (See "Administration of the Trust" and "Expenses of the Trust" in Part B of this Prospectus.)

* The sales charge will not be assessed on securities sold to reimburse the Sponsor for the Initial Organizational Costs.

** This figure reflects deduction of the Initial Sales Charge of 1.00% and the Deferred Sales Charges of $0.150 per Unit. As of the close of the initial offering period, the Redemption Value will be reduced to reflect the payment of Initial Organizational Costs and the Creation and Development Fee (see "Risk Factors and Special Considerations" and "Comparison of Public Offering Price and Redemption Value" in Part B of this Prospectus).

                         REPORT OF INDEPENDENT AUDITORS




        THE UNITHOLDERS, SPONSOR AND TRUSTEE
        THE PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 26,

        We have audited the accompanying Statement of Net Assets of The PaineWebber Equity Trust, Growth Stock Series 26 (comprising Global Insurance Portfolio, Global Banks Portfolio, Global Utilities Portfolio and Europe Portfolio), including the Schedules of Investments as of February 14, 2001. This financial statement is the responsibility of the Trustee. Our responsibility is to express an opinion on this financial statement based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation with Investors Bank & Trust Company, Trustee, of irrevocable letters of credit deposited for the purchase of securities, as shown in the financial statements as of February 14, 2001. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of The PaineWebber Equity Trust, Growth Stock Series 26 at February 14, 2001, in conformity with accounting principles generally accepted in the United States.




                                              ERNST & YOUNG LLP



        New York, New York
        February 14, 2001

                         THE PAINEWEBBER EQUITY TRUST,
                            GROWTH STOCK SERIES 26
                            STATEMENT OF NET ASSETS

                 AS OF INITIAL DEPOSIT DATE, FEBRUARY 14, 2001




                                                  NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                      INSURANCE        BANKS        UTILITIES       EUROPE
                                                   -------------- -------------- -------------- --------------
Sponsor's Contracts to Purchase underlying
 Securities backed by irrevocable letter of
 credit (a) ......................................   $  990,020     $  990,020     $  990,020     $  990,020
Reimbursement to Sponsor for Initial
 Organizational Costs (b) ........................       (2,000)        (2,000)        (2,000)        (2,000)
                                                     ----------     ----------     ----------     ----------
     Total .......................................   $  988,020     $  988,020     $  988,020     $  988,020
                                                     ==========     ==========     ==========     ==========
Units Outstanding (c) ............................      100,000        100,000        100,000        100,000
                                             ANALYSIS OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                     INSURANCE        BANKS        UTILITIES       EUROPE
                                                     ----------     ----------     ----------    ----------
 Cost to investors(d) ............................   $1,000,000     $1,000,000     $1,000,000     $1,000,000
 Less: Gross underwriting commissions(e) .........       (9,980)        (9,980)        (9,980)        (9,980)
     Reimbursement to Sponsor for Initial
      Organizational Costs .......................       (2,000)        (2,000)        (2,000)        (2,000)
                                                     ----------     ----------     ----------     ----------
     Net Assets ..................................   $  988,020     $  988,020     $  988,020     $  988,020
                                                     ==========     ==========     ==========     ==========


----------

     (a) The aggregate cost to the Trust of the securities listed under "Schedule of Investments" in this Prospectus Part A is determined by the Trustee on the basis set forth under "Public Offering of Units--Public Offering Price" in Part B of this Prospectus. See also the column headed "Cost of Securities to Trust" under "Schedule of Investments" in this Prospectus Part A. Pursuant to contracts to purchase securities, four irrevocable letters of credit drawn on Credit Lyonnais, each in the amount of $1,150,000, have been deposited with the Trustee, Investors Bank & Trust Company, for the purchase of $990,020 aggregate value of Securities, per each Sector Portfolio, in the initial deposits and for the purchase of Securities in subsequent deposits.

     (b) Investors purchasing Units during the initial offering period will reimburse the Sponsor for all or a portion of the costs incurred by the Sponsor in connection with organizing the Trust and offering the Units for sale as described more fully in "Public Offering Price" in Part B of this Prospectus (collectively, "Initial Organizational Costs"). These costs have been estimated at $0.020 per Unit based upon the expected number of Units to be created during the initial offering period. Certain Securities purchased with the proceeds of the Public Offering Price will be sold by the Trustee at the completion of the initial public offering period to reimburse the Sponsor for Initial Organizational Costs actually incurred. If the actual Initial Organizational Costs are less than the estimated amount, only the actual Initial Organizational Costs will be deducted from the assets of the Trust. If, however, the amount of the actual Initial Organizational Costs are greater than the estimated amount, only the estimated amount of the Initial Organizational Costs will be deducted from the assets of the Trust.


     (c) Because the value of Securities at the Evaluation Time on the Initial Deposit Date may differ from the amounts shown in this Statement of Net Assets, the number of Units offered on the Initial Deposit Date will be adjusted from the initial number of Units shown to maintain the $10 per Unit offering price only for that day. The Public Offering Price on any subsequent day will vary.

     (d) The aggregate public offering price is computed on the basis set forth under "Public Offering of Units--Public Offering Price" in Part B of this Prospectus.




     (e) Assumes the maximum Initial Sales Charge of 1.00% of the Public Offering Price. Additionally, Deferred Sales Charges of $1.50 per 100 Units, payable in ten equal monthly installments on the 10th day of each month from the 4th through 13th months of each Trust's 15-month life for an aggregate amount of $15.00 per 100 Units, will be deducted. Amounts will be credited to an account maintained by the Trustee from which the Deferred Sales Charge obligation of the Unitholders to the Sponsor will be met. If Units are sold, redeemed or exchanged prior to February 6, 2002, the remaining portion of the Deferred Sales Charges applicable to such redeemed Units will be deducted from the proceeds and will be credited to the account on such sale, exchange or redemption date. The sales charges are computed on the basis set forth under "Public Offering of Units--Sales Charge and Volume Discount" in Part B of this Prospectus. Based on the projected total assets of $85,000,000, the estimated aggregate maximum Deferred Sales Charge would be $1,275,000.

                      SUMMARY OF CERTAIN TRUST FEATURES



Trust Security Selection

     As a result of the merger with UBS AG, PaineWebber has transitioned to a new research ratings system, which is in effect now, and which was used in the analysis and selection of the Securities contained in the Trusts. The former ratings system used by PaineWebber considered a security's total return potential in relation to the market, whereas the new ratings system represents a security's potential price appreciation (indicated by its price target), compared to returns available from the local bond yield. In the case of research on industries based in the United States and domestic securities, PaineWebber uses the 10-year U.S. Treasury bond. The new ratings are as follows:

Strong    Return implied by the price target must be 15% above the local bond
Buy       yield

Buy Return implied by the price target will generally be less than 15% above the local bond yield

Hold Return implied by the price target will generally be equal to the local bond yield

Reduce Return implied by the price target will generally be less than 15% below the local bond yield

Sell Return implied by the price target must be 15% below the local bond yield



Additional Deposits

     After the first deposit on the Initial Deposit Date the Sponsor may, from time to time, cause the deposit of additional Securities ("Additional Securities") in a Trust where additional Units are to be offered to the public. (See "The Trust" in Part B of this Prospectus.) Costs incurred in acquiring such Additional Securities will be borne by such Trust. Unitholders will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by a Trust during such deposits of Additional Securities purchased by the Trustee with cash or cash equivalents pursuant to instructions to purchase such Additional Securities. (See "The Trust" and "Risk Factors and Special Considerations" in Part B of this Prospectus.)


Public Offering Price

     Units of each Trust will be charged a combination of an Initial Sales Charge on the date of purchase of 1.00% of the Public Offering Price, plus Deferred Sales Charges which will aggregate $25.00 per 100 Units over the Trust's life. For example, on the Initial Deposit Date, on a $1,000 investment, $990.00 is invested in the Trust and a $10.00 Initial Sales Charge is collected. In addition, a Deferred Sales Charge of $2.50 per 100 Units of each Trust will be deducted from the Trust's net asset value on the tenth (10th) day of each month from month 4 (May) through month 13 (February) of the Trust's fifteen-month term, for a total of $25.00. This deferred method of payment keeps more of the investor's money invested over a longer period of time than would be the case if a single sales charge of the same amount were collected on the initial date of purchase. The sales charges of each Trust are reduced on a graduated scale for volume purchasers and are reduced for employees of the Sponsor. Units are offered at the Public Offering Price computed as of the Evaluation Time for all sales subsequent to the previous evaluation. The Public Offering Price of each Trust on the Initial Deposit Date, and on subsequent dates, will vary from the Public Offering Price set forth under "Essential Information Regarding the Trust" in Part A of this Prospectus. Units of each Trust redeemed or repurchased prior to the accrual of the final Deferred Sales Charge installment may, depending upon the date of such redemption or repurchase, have the amount of any remaining installments deducted from the redemption or repurchase proceeds. (See "Public Offering of Units" in Part B of this Prospectus.) In addition, during the initial public offering period, the Public Offering Price of each Trust will include an amount sufficient to reimburse the Sponsor for the payment of all or a portion of the Initial Organizational Costs described more fully in "Public Offering Price" in Part B of this Prospectus.



Distributions

     The Securities in each Trust were chosen for their potential for capital appreciation, not for their income potential. The Trustee will make distributions, on the Distribution Dates. (See "Distributions" and "Administration of the Trust" in Part B of this Prospectus.)

     Unitholders of each Trust may elect to have their Income Account and Capital Account distributions automatically reinvested into additional Units of the same Trust at no Initial Sales Charge (see "Reinvestment Plan" in Part B of this Prospectus). Upon termination of a Trust, the Trustee will distribute to each Unitholder of record on such date his pro rata share of such Trust's assets, less expenses. The sale of Securities in a Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of such Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.



Termination

     Unitholders may receive their termination proceeds in cash (or, at the Sponsor's election, in kind for distributions in excess of $500,000) after a Trust terminates (see "Termination of the Trust" in Part B of this Prospectus). Unless advised to the contrary by the Sponsor, the Trustee will begin to sell the Securities held in a Trust fifteen days prior to the Trust's Mandatory Termination Date. Moneys held upon such sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. Each Trust will terminate approximately fifteen months after the Initial Deposit Date regardless of market conditions at the time. (See "Termination of the Trust" and "Federal Income Taxes" in Part B of this Prospectus.)


Market for Units

     The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order, plus the applicable sales charge. (See "Public Offering of Units--Public Offering Price" and "Valuation" in Part B of this Prospectus.) If a secondary market is not maintained, a Unitholder may dispose of his or her Units only through redemption. With respect to redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units "in kind" by distributing Securities to the redeeming Unitholder. (See "Redemption" in Part B of this Prospectus.)

                           PAINEWEBBER EQUITY TRUST
                             GROWTH STOCK SERIES 26





     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                   SPONSOR:



                            PAINEWEBBER INCORPORATED

        Prospectus Part B may not be distributed unless accompanied by
                               Prospectus Part A.


     This Prospectus Part B contains a description of the important features of the four Trusts comprising the PaineWebber Equity Trust, Growth Stock Series 26 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.



           THIS PROSPECTUS CONSISTS OF TWO PARTS: PART A AND PART B.
                   PROSPECTUS PART B DATED FEBRUARY 14, 2001.

                           PAINEWEBBER EQUITY TRUST
                            GROWTH STOCK SERIES 26
                               PROSPECTUS PART B
--------------------------------------------------------------------------------
THE TRUSTS


     Each Trust is one of a series of similar but separate unit investment trusts created under New York law by the Sponsor pursuant to a Trust Indenture and Agreement* ("Indenture") dated as of the Initial Deposit Date, between PaineWebber Incorporated, as Sponsor and Investors Bank & Trust Company, as Trustee ("Trustee"). The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in its portfolio of Securities. See the description of each Trust in Part A of this Prospectus for a discussion of each Trust's particular investment strategy. Of course, there can be no assurance that such objective will be achieved. Unless otherwise specified, references to "a" Trust or "the" Trust relate to each Trust.

     On the Initial Deposit Date, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Securities together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Securities was determined on the basis described under "Valuation." In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.

     With the deposit on the Initial Deposit Date, the Sponsor established a proportionate relationship between the Securities in the Trust (determined by reference to the number of shares of each issue of Securities). The Sponsor may, from time to time, cause the deposit of Additional Securities in the Trust when additional Units are to be offered to the public or pursuant to the Reinvestment Plan. During the Initial Offering Period, deposits of Additional Securities or cash in connection with the issuance and sale of additional Units will maintain, to the extent practicable, the original proportionate relationship among the number of shares of each Security. The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Security but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a merger or reorganization, to reflect the acquisition of Securities or to reflect a sale or other disposition of a Security. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the Initial Deposit Date because of, among other reasons, purchase requirements, changes in prices, brokerage commissions or unavailability of Securities (see "Administration of the Trust--Portfolio Supervision" in this Prospectus Part B). Units may be continuously offered to the public by means of this Prospectus (see "Public Offering Of Units--Public Offering Price" in this Prospectus Part B) resulting in a potential increase in the number of Units outstanding. Deposits of Additional Securities subsequent to the Initial Offering period must replicate exactly the proportionate relationship among the number of shares of each of the Securities comprising the Portfolio immediately prior to such deposit of Additional Securities. Securities dividends issued in lieu of cash dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be added to the Income Account. (See "Administration of the Trust" and "Reinvestment Plan" in Part B of this Prospectus.)


----------
* Reference is hereby made to such Trust Indenture and Agreement and any statements contained in both Parts A and B of this Prospectus are qualified in their entirety by the provisions of such Trust Indenture and Agreement.

     On the Initial Deposit Date each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust" in Part A of this Prospectus. However, if additional Units are issued by the Trust (through the deposit of Additional Securities for purposes of the sale of additional Units or pursuant to the Reinvestment Plan), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust" in Part B of this Prospectus.)

     Investors should be aware that the Trust, unlike a mutual fund, is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under certain limited circumstances (see "Trust Administration--Portfolio Administration" in this Prospectus Part B). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation.

     The issuers of Securities in the Trust's portfolio may be attractive acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. Pursuant to federal law a tender offer must remain open for at least 20 days and withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well. Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open.

     The Trust is not managed and has been structured with certain automatic provisions contained in the Indenture, including criteria to be applied in the event of a tender offer, merger or reorganization. The foregoing may interfere with the Trust's ability to maximize its objectives and, consequently, a Unitholder's value. In such case, Unitholders shall have no rights against the Trust, the Sponsor, the Trustee or any other party associated with the Trust. The foregoing is not a disclaimer of responsibilities under Section 36 of the Investment Company Act of 1940.

     In the event the Trustee is notified of any vote to be taken or proposed to be taken by holders of the Securities held by the Trust in connection with any proposed merger, reorganization, spin-off split-off or split-up by the issuer of Securities held in the Trust, the Trustee shall use its best efforts to vote the Securities as closely as practicable in the same manner and in the same general proportion as the Securities held by owners other than the Trust are voted. In the event that an offer shall be made by any person to exchange stock or securities for any Securities (including but not limited to a tender offer), the Trustee shall reject such offer. If stock or other securities are received by the Trustee, with or without cash, as a result of any merger, reorganization, tender offer, spin-off, split-off, or split-up by the issuer of Securities held in the Trust Fund or in exchange for Securities (including any stock or securities received notwithstanding the Trustee's rejection of an offer or received without an initial offer), the Trustee, at the direction of the Sponsor, may retain or sell such stock or securities in the Trust Fund. Any stock or securities so retained shall be subject to the terms and conditions of the Indenture to the same extent as the Securities originally deposited hereunder. The Trustee shall give notice to the Unitholders of the retention of stock or securities acquired in exchange for Securities within five Business Days after such acquisition.

     Additional shares of Securities received as a distribution on Securities (other than shares received in a non-taxable distribution which shall be retained by the Trust Fund) shall be sold and the proceeds credited to the Income Account.

     There is no guarantee that there will be a tender offer for any of the Securities, or merger or acquisition of any of the issuers whose stock or securities are contained in the Trust. In addition, it is possible that legislation or regulations affecting merger and acquisition activity in the future may be passed and, if passed, the Sponsor cannot predict the impact upon the Trust. There is also no guarantee that the price received upon sale or pursuant to an acquisition will be the best price which could be received by the Trust at any time. For example, after stock is sold, the value may increase due to general market factors or due to subsequent tender offers. Additionally, the price of a Security may decline for Securities not taken up pursuant to a tender offer or in the event a merger or acquisition is not completed.

     Investors should note that PaineWebber, UBS AG, UBS Warburg and other affiliates, in their general securities business, act as agent or principal in connection with the purchases and sales of equity securities, including the Securities in the Trust, and may act as a market maker in certain of the Securities. PaineWebber, UBS AG, UBS Warburg and other affiliates also from time to time issue reports and may make recommendations relating to equity securities, including the Securities in the Trust, and have provided, and may continue to provide, investment banking services to the issuers of the Securities.

     Investors should note in particular that the Securities were selected by the Sponsor as of the Initial Deposit Date. The Trust may continue to purchase Additional Securities when additional Units are offered to the public or pursuant to the Reinvestment Plan, or may continue to hold Securities originally selected through this process. This may be the case even though the evaluation of the attractiveness of such Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust. In addition, the Sponsor may continue to sell Trust Units even if PaineWebber changes a recommendation relating to one or more Securities in the Trust.


RISK FACTORS AND SPECIAL CONSIDERATIONS

     Assuming no appreciation occurs in the Securities held by the Trust, the price you receive for your Units will generally be less than the price you paid because of fees and expenses of the Trust.

     The Securities in the Trust's Portfolio will generally trade on a foreign or domestic stock exchange or in the over-the-counter market. PaineWebber cannot assure you that a liquid trading market will exist. The value of the Trust's Portfolio, and of your investment, may be reduced if trading in one or more Securities is limited or absent.

     An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors, and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

     The Trust is not appropriate for investors who require high current income or seek conservation of capital.

     Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity. Additionally, the value of the Securities in the Trust may be expected to fluctuate over the life of the Trust.

     In addition, there are investment risks common to all equity issues. The Securities may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Securities in particular. Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.

     Unitholders should know that:

    o securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States;

    o a foreign market's liquidity might become impaired as a result of economic or political turmoil, or if relations between the United States and such foreign country deteriorate markedly; and

    o the principal trading market for the Trust Securities, even if otherwise listed, may be in the over-the-counter market in which liquidity will depend on whether dealers will make a market in the Trust Securities.

     Sales of foreign securities in United States securities markets are ordinarily subject to severe restrictions and will generally be made only in foreign securities markets.

     At the present time none of the Trust Securities is subject to exchange control restrictions which would materially interfere with payment to the Trusts of amounts due on the Trust Securities. The adoption of exchange control regulations or other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy redemptions. There can be no assurance that exchange control regulations might not be adopted in the future that would adversely affect payments to the Trusts.


     Certain of the Securities in the Trust may be ADRs which are subject to similar risks as foreign securities. (See "Schedule of Investments" in Part A of this Prospectus.) ADRs evidence American Depositary Shares ("ADS"), which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. (For purposes of this Prospectus, the term "ADR" generally includes "ADS.") As with foreign securities, ADRs involve certain investment risks that are different from those found in domestic securities. These investment risks include potential political and economic developments, potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities. The terms and conditions of the depositary facility may also result in less liquidity or lower market prices for the ADRs than for the underlying shares. Also, certain foreign issuers are not subject to reporting requirements under U.S. securities laws and therefore may make less information publicly available than that provided by domestic issuers. Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards and practices which are applicable to publicly traded domestic issuers.

     In addition, the securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in securities that are denominated and principally traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. The Trust, however, will compute its income in United States dollars, and to the extent any of the Securities in the Trust pay income or dividends in foreign currency, the Trust's computation of income will be made on the date of its receipt by the Trust at the foreign exchange rate then in effect. PaineWebber observes that, in the recent past, most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and the transfer of income and capital from one country to another. These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability (particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors, who make assessments of the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

     Additional Securities may be purchased by the Trust when additional Units are offered to the public or for the Reinvestment Plan. Investors should note that the creation of additional Units subsequent to the Initial Deposit Date may have an effect upon the value of previously existing Units. To create additional Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase Additional Securities in amounts and in percentage relationships described above under "The Trust." To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Additional Security and the time the cash is used to purchase the Additional Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust. Unitholders will be at risk because of price fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Additional Securities as closely as possible to the Evaluation Time or at prices as closely as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs, such as brokerage fees, incurred in connection with the acquisition of Additional Securities will be borne by the Trust and will affect the value of every Unitholder's Units. Your Units will be worth less as a result of the Trust's payment of these brokerage fees and other expenses.

     In the event a contract to purchase a Security to be deposited on the Initial Deposit Date or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another security or securities having characteristics sufficiently similar to the Securities originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred. The distribution will be made fifteen days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

     Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities, or acquire new Securities, only under limited circumstances. (See the discussion below relating to disposition of Securities which may be the subject of a tender offer, merger or reorganization under the caption "Administration of the Trust--Portfolio Supervision" in Part B of this Prospectus.)

     Although the Trust is not managed, the Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell Securities to pay Trust expenses, to tender Securities under certain circumstances or to sell Securities in the event certain negative events occurred. The sale of Securities from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid. If many investors sell their Units, the Trust will have to sell Securities. These sales could result in losses for the Trust and increase your share of Trust expenses. Due to merger and acquisition activity, as well as the reasons described above, the Trust may have to tender or sell Securities in the Trust Portfolio. If the Trust must tender or sell Securities for any of these reasons, such tenders or sales may reduce the diversification of your investment.

     A number of the Securities in the Trust may also be owned by other clients of the Sponsor. However, because these clients may have investment objectives which differ from that of the Trust, the Sponsor may sell certain Securities from such clients' accounts in instances where a sale of such Securities by the Trust would be impermissible, such as to maximize return by taking advantage of attractive market fluctuations in such Securities. As a result, the amount realized upon the sale of the Securities from the Trust may not be the highest price attained for an individual Security during the life of the Trust.

     The Sponsor may have acted as underwriter, manager, or co-manager of a public offering of the Securities deposited into the Trust on the Initial Deposit Date, or as an adviser to one or more of the issuers of the Securities, during the last three (3) years. The Sponsor or affiliates of the Sponsor may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of these Securities or in options on any of them, and may be on the opposite sides of public orders executed on the floor of an exchange where the Securities are listed. The Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them. The Sponsor, its affiliates, directors, elected officers and employee benefits programs may have either a long or short position in any of the Securities or in options on them.


     The Sponsor does not know of any pending litigation as of the Initial Deposit Date that might reasonably be expected to have a material adverse effect on the Portfolio, although pending litigation may have a material adverse effect on the value of Securities in the Portfolio. In addition, at any time after the

Initial Deposit Date, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Portfolio or the issuers of such Securities. Changing approaches to regulation may have a negative impact on certain companies represented in the Portfolio. There can be no assurance that future litigation, legislation, regulation or deregulation will not have a material adverse effect on the Portfolio or will not impair the ability of issuers of the Securities to achieve their business goals.



FEDERAL INCOME TAXES


     In the opinion of Carter, Ledyard & Milburn, counsel for the Sponsor, under existing law:

     1. The Trust is not an association taxable as a corporation for federal income tax purposes. Under the Internal Revenue Code of 1986, as amended ("Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder. Each Unitholder will be considered to have received all of the dividends paid on such Unitholder's pro rata portion of each Security when such dividends are received by the Trust, whether or not such dividends are used to pay a portion of Trust expenses or whether they are automatically reinvested in additional Trust Units (see "Reinvestment Plan" in this Prospectus Part B).

     2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, or other disposition) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

     3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

     The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and United States Treasury Regulations (established under the Code) as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The tax treatment applicable to non-U.S. investors is not addressed in this Prospectus. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each Unitholder is advised to consult his or her own tax advisor concerning the effect of an investment in Units.


     General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends on Securities gains or losses upon dispositions of Securities by the Trust and a pro rata share of the expenses of the Trust. Distributions with respect to Securities, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation (as calculated under U.S. tax accounting principles), will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates.

     To the extent distributions with respect to Securities were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such Securities. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of such Securities or of Units. After the tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from the sale of Securities.

     Dividends paid to the Trust by non-U.S. corporations will generally be subject to foreign withholding taxes. A Unitholder's pro rata share of dividends of the Trust will include his or her share of such withheld amount. A Unitholder may be entitled to claim such withheld tax as a credit against his or her U.S. federal income tax liability, subject to applicable requirements and limitations under the Code. Alternatively, a Unitholder may be entitled to claim an itemized deduction for such amount. Unitholders should consult their tax advisors in this regard.

     A Unitholder who is an individual, estate or trust may be disallowed certain "miscellaneous" itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may further exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.


     Unitholders will be taxed in the manner discussed above regardless of whether distributions from the Trust are actually received by the Unitholder in cash or are reinvested pursuant to the "Reinvestment Plan" described later in this Prospectus Part B. Unitholders exercising the Exchange Option may also experience certain adverse tax consequences as described in the "Exchange Option" described later in this Prospectus Part B.


     Corporate Dividends-Received Deduction for Dividends from U.S. Corporations. Corporate holders of Units may be eligible for the dividends-received deduction with respect to their pro rata share of dividends received by the Trust from U.S. corporations, if any, subject to the limitations provided in Sections 246 and 246A of the Code. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.




PUBLIC OFFERING OF UNITS

     Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Securities, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price per Unit is computed by dividing the Trust Fund Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See "Valuation" in Part B of this Prospectus.) The Public Offering Price on the Initial Deposit Date or on any subsequent date will vary from the Public Offering Price calculated on the business day prior to the Initial Deposit Date (as set forth under "Essential Information Regarding the Trust" in Part A of this Prospectus) due to fluctuations in the value of the Securities among other factors. In addition, during the initial public offering period, a portion of the Public Offering Price also consists of an amount sufficient to reimburse the Sponsor for the payment of all or a portion of the Initial Organizational Costs in the amount shown as a per Unit amount under "Essential Information Regarding the Trust" in Part A of this Prospectus. The Initial Organizational Costs include the cost of preparing the registration statement, trust documents and closing documents for the Trust, registering with the Securities and Exchange Commission (the "SEC") and the 50 States, the initial fees of the Trustee's and Sponsor's counsel, and the initial audit of the Trust's portfolio. The sales charge will not be assessed on those Securities held in the Trust and sold by the Trustee at the end of the public offering period to reimburse the Sponsor for the Initial Organizational Costs. See "Administration of the Trust--Accounts" in Part B of this Prospectus for a description of the method by which the Trustee will sell such Securities.

     Sales Charge and Volume Discount. Subject to variations discussed below, Units will be charged a Total Sales Charge of approximately 2.50% per 100 Units which is a combination of the Initial and Deferred Sales Charges. The Initial Sales Charge will be 1.00% of the Public Offering Price. Assuming a purchase on the Initial Deposit Date of 100 Units, the Initial Sales Charge will be $10.00. Commencing in the fourth (4th) month of the Trust's 15-month period (May) and continuing through the thirteenth (13th) month of the Trust's 15-month period (February), the Deferred Sales Charge per 100 Units will be $15.00 per year, approximately 1.50% of the Public Offering Price. Because the Deferred Sales Charge per 100 Units is $15.00 per year for the fifteen months of the Trust, regardless of the price paid for Units, the Total Sales Charges expressed as a percentage of the Public Offering Price will vary with the price you pay to purchase Units. So, for example, if you buy 100 Units for $1,000 (including the Initial Sales Charge of $10.00 and hold the Units until the Trust terminates, you will pay a Total Sales Charge of $25.00 or 2.50% of the acquisition price for such Units. If, however, you buy 100 Units for $950.00 (including the Initial Sales Charge of $9.50), you will pay a Total Sales Charge of $24.50 or 2.58% of the acquisition price for such Units. Conversely, if an investor bought 100 Units for $1,100 (including the Initial Sales Charge of $11.00), such investor would pay a total of $26.00 or 2.36% of the acquisition price for such Units.

     The monthly Deferred Sales Charge is a charge of $1.50 per 100 Units and is accrued in ten (10) installments during the Trust. Units purchased after an accrual date for a Deferred Sales Charge installment are not subject to any Deferred Sales Charge installments prior to such purchase date. Units redeemed or repurchased prior to the accrual of the final Deferred Sales Charge installment will have the amount of any installments remaining deducted from the redemption or repurchase proceeds, although this deduction will be waived in the event of death or disability (as defined in the Internal Revenue Code) of an investor.


     The Deferred Sales Charge will be accrued on the books of the Trust and will be paid to the Sponsor upon the Sponsor's request. The Trustee is directed to sell Securities to make this payment. It is anticipated that the Securities will not be sold to pay the Deferred Sales Charges until after the date of the final installment of the Trust. Investors will be at risk for market price fluctuations in the Securities from the several installment accrual dates to the dates of actual sales of Securities to satisfy this liability.


     A discount in the sales charge is available to volume purchasers of Units due to economies of scale in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale as set forth below for sales made on a single day to any person of at least $50,000 or 5,000 Units, applied on whichever basis is more favorable to the purchaser.




                                                                                                    MAXIMUM DOLLAR
                                    INITIAL SALES CHARGE                TOTAL SALES CHARGE            AMOUNT OF
                             ---------------------------------- ----------------------------------  DEFERRED SALES
AGGREGATE DOLLAR              AS % OF PUBLIC     AS % OF NET     AS % OF PUBLIC     AS % OF NET       CHARGE PER
VALUE OF UNITS*               OFFERING PRICE   AMOUNT INVESTED   OFFERING PRICE   AMOUNT INVESTED     100 UNITS
---------------------------- ---------------- ----------------- ---------------- ----------------- ---------------
Less than $50,000...........      1.00%            1.01%             2.50%             2.56%           $ 15.00
$50,000 to $99,999..........       .75%            0.76%             2.25%             2.30%           $ 15.00
$100,000 to $249,999........       .50%            0.50%             2.00%             2.04%           $ 15.00
$250,000 to $499,999........       .25%            0.25%             1.75%             1.78%           $ 15.00
$500,000 to $999,999........       .00%            0.00%             1.50%             1.52%           $ 15.00
$1,000,000 or more..........    negotiable


----------
* The Initial Sales Charge applicable to volume purchasers according to the table above will be applied either on a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.

     The volume discount on the Initial Sales Charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of any of the four Trusts will NOT be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. However, purchases of Units of one of the four Trusts will be aggregated with concurrent purchases of any of the other four Trusts in determining volume discount eligibility and amount. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced Initial Sales Charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. No Initial Sales Charge will be imposed on Units of the Trust acquired by Unitholders in connection with participation in the Reinvestment Plan (see "Reinvestment Plan" in Part B of this Prospectus).


     Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge.

     Eligible Accounts. Investors holding Units of a Trust in certain eligible fee-based accounts offered by the Sponsor will pay no sales charges.

     Exchange Option. Unitholders may elect to exchange any or all of their Units of this Growth Stock Series of the PaineWebber Equity Trust for units of one or more of any series of PaineWebber Municipal Bond Fund ("PaineWebber Series"); The Municipal Bond Trust ("National Series"); The Municipal Bond Trust, Multi-State Program ("Multi-State Series"); The Municipal Bond Trust, California Series ("California Series"); The Corporate Bond Trust ("Corporate Series"); PaineWebber Pathfinder's Trust ("Pathfinder's Trust"); the PaineWebber Federal Government Trust ("Government Series"); The Municipal Bond Trust, Insured Series ("Insured Series"); or the PaineWebber Equity Trust ("Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge as discussed below. Unitholders of this Trust are not eligible for the Exchange Option into any Exchange Trust designated as a rollover series for the 30- day period prior to termination of such Exchange Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option.

     Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A Unitholder who purchased Units of this Growth Stock Series and paid the Initial Sales Charge and any Deferred Sales Charges that, in total, was an amount less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange. Owners of Units of this Growth Stock Series electing to use the Exchange Option in connection with units of other Exchange Trusts subject to a deferred sales charge ("Deferred Sales Charge Units") will be permitted to acquire Deferred Sales Charge Units, at their then-current net asset value, with no Initial Sales Charge imposed. Deferred Sales Charge Units acquired through the Exchange Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired.

     The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this Growth Stock Series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole Units only. Any excess proceeds from Unitholders' Units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units.

     An exchange of units pursuant to the Exchange Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss. Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.

     The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he or she wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his or her Units without further instruction from the Unitholder.

     To exercise the Exchange Option, a Unitholder should notify the Sponsor of his or her desire to exercise the Exchange Option and to use the proceeds from the sale of his or her Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he or she desires his or her investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he or she indicates interest.

     The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust. Units of the Exchange Trust, however, will be sold to the Unitholder at a reduced sales charge as discussed above. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.

     Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 2.5% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units ("Conversion Trust Units") directly to acquire available units of any Exchange Trust having an up-front sales load at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange Option (except that no secondary market is required for Conversion Trust Units). Owners of Conversion Trust Units will be permitted to use the cash proceeds received from the sale or redemption of those units to acquire units of this Growth Stock Series, or any other Deferred Sales Charge Units, at their then-current net asset value, with no Initial Sales

Charge imposed. Deferred Sales Charge Units acquired through the Conversion Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired. To exercise this option, the owner should notify his or her retail broker. He or she will be given a prospectus for each series in which he or she indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of the units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.

     Distribution of Units. The minimum purchase in the initial public offering is $250. Only whole Units may be purchased.


     The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $20 per 100 Units in the fifteen months of the Trust, subject to change from time to time. Volume incentives can be earned as a marketing allowance by "Eligible Dealer Firms" who reach cumulative firm sales or sales arrangement levels of a specified dollar amount of the PaineWebber Equity Trust Growth Stock Series 26 sold in the primary market ("Incentive Period"), as set forth in the table below. Eligible Dealer Firms are dealers that are providing marketing support for PaineWebber unit trusts in the form of distributing or permitting the distribution of marketing materials and other product information. Eligible Dealer Firms will not include firms that solely provide clearing services to broker/dealer firms. For firms that meet the necessary volume level, volume incentives may be given on all trades involving Growth Stock Series 26 originated from client accounts only, during the Incentive Period.






TOTAL DOLLAR AMOUNT SOLD OVER
INCENTIVE PERIOD                           VOLUME INCENTIVE DURING THE INCENTIVE PERIOD
---------------------------------   ---------------------------------------------------------
$1,000,000 to $2,999,999.........   Additional 2% on sales between $1,000,000 and $2,999,999
$3,000,000 to $4,999,999.........   Additional 4% on sales between $3,000,000 and $4,999,999
$5,000,000 or more...............   Additional 7% on sales above/over $5,000,000


     Only sales through the Sponsor qualify for volume incentives and for meeting minimum requirements. The Sponsor reserves the right to modify or change the volume incentive schedule at any time and make the determination as to which firms qualify for the marketing allowance and the amount paid. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933.

     The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

     Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption" in Part B of this Prospectus. Redemption requests in excess of $500,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the Securities in the Trust, nor that of the Units.

     Investors should note the Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

     The Sponsor may redeem any Units it has purchased in the secondary market if it determines for any reason that it is undesirable to continue to hold these Units in its inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleableness of the Units and its estimate of the time required to sell the Units and general market conditions. A Unitholder who wishes to dispose of his or her Units should inquire of his or her bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see "Redemption" in Part B of this Prospectus).

     Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price at which it deposits the Securities in the Trust in exchange for Units, which is the value of the Securities, determined by the Trustee as described under "Valuation" in Part B of this Prospectus. The cost of Securities to the Sponsor includes the amount paid by the Sponsor for brokerage commissions.

     Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

     In selling any Units in the initial public offering after the Initial Deposit Date, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.



REDEMPTION

     Units may be tendered to Investors Bank & Trust Company for redemption at its office in person, or by mail at Hancock Tower, 200 Clarendon Street, Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time, there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee, but any remaining Deferred Sales Charge installments will be deducted at that time. A written instrument of redemption must be signed by the Unitholder. Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be canceled, if not repurchased by the Sponsor.

     Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee. The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation" in Part B of this Prospectus) Unitholders who redeem prior to the accrual of the final Deferred Sales Charges installment, may, depending upon the date of such redemption, have the amount of any installments remaining deducted from their redemption proceeds or deducted in calculating an in-kind redemption, although this deduction will be waived in the event of death or disability (as defined in the Internal Revenue Code) of an investor (see "Public Offering of Units" in Part B of this Prospectus).


     A redemption request is deemed received on the business day (see "Valuation" in Part B of this Prospectus for a definition of business day) when such request is received prior to the closing time of the regular trading session on the New York Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time), or for the Europe Portfolio only, prior to the closing time of the regular trading session on the Frankfurt Stock Exchange (ordinarily 2:00 p.m. New York time). If it is received after that time, it is deemed received on the next business day. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).


     With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given. Securities will be sold pro rata, to the extent possible, and if not possible, the Trustee may designate Securities to be sold. (See "Administration of the Trust" in Part B of this Prospectus.) However, with respect to redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem Units "in kind" by distributing Securities to the redeeming Unitholder. When Securities are so distributed, a proportionate amount of each Security will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation" in Part B of this Prospectus. A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933.

     To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

     The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.


VALUATION

     The Trustee will calculate the Trust's value ("Trust Fund Evaluation") per Unit at the Evaluation Time set forth under "Essential Information Regarding the Trust" in Part A of this Prospectus (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below, (b) cash on hand in the Trust, including dividends receivable on Securities trading ex-dividend and income accrued held but not yet distributed (other than any cash held in any reserve account established under the Indenture or cash held for the purchase of Contract Securities) and (c) accounts receivable for Securities sold and any other assets of the Trust not included in (a) and (b) above, and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor (including legal and auditing expenses), other Trust expenses and any accrued Deferred Sales Charge installment not yet paid to the Sponsor (x) cash allocated for distributions to Unitholders and amounts owed to the Sponsor in reimbursement of Initial Organizational Costs and (y) accounts payable for Units tendered for redemption and any other liabilities of the Trust Fund not included in (v), (w), (x) and
(y) above. The per Unit Trust Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include Saturdays, Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.


     The value of Securities shall be determined by the Trustee in good faith in the following manner: (1) if the foreign or domestic Securities are listed on one or more domestic national securities exchanges or on the National Market System maintained by the NASDAQ Stock Market or foreign securities exchanges, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange or system which is the principal market thereof (deemed to be the New York Stock Exchange in the case of the domestic Securities if such Securities are listed thereon), (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price if the closing price is deemed inappropriate as a basis for valuation, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities,
(c) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market, (d) on the basis of a valuation by the Sponsor or (e) by any combination thereof. The value of all Securities denominated in foreign currencies will be converted to U.S. dollars from the applicable local currency by the Trustee on each business day on which values are determined. The tender of Securities pursuant to a tender offer will not affect the method of valuing such Securities.




COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

     The Securities are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the business day prior to the Initial Deposit Date, the Public Offering Price per Unit (which figure includes the Initial Sales Charge) exceeded the Redemption Value. (See "Essential Information Regarding the Trust" in Part A of this Prospectus.) The prices of Securities are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units. Also, as of the close of the initial public offering period, the Redemption Value per Unit will be reduced to reflect the sale of Securities made to reimburse the Sponsor for the Initial Organizational Costs.


EXPENSES OF THE TRUST

     The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The Sponsor's fee, which is not to exceed $0.0035 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.


     For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.0170 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $0.0570 (Insurance), $0.0680 (Banks), $0.0513 (Utilities), $0.0854 (Europe) which include, but are not limited to subcustodian fees, certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.


     The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

     In addition to the above, the following charges are or may be incurred by the Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the Trust--Accounts" in Part B of this Prospectus): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part;
(6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

     The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $.0050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

     The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Deposit Date, dividends on the Securities are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the extent that dividends paid with respect to the Securities are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securities to meet the expenses of the Trust. Securities will be selected in the same manner as is set forth under "Redemption" in Part B of this Prospectus.


RIGHTS OF UNITHOLDERS

     Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued.


DISTRIBUTIONS


     The Trustee will distribute net dividends and interest, if any, from the Income Account and will make distributions from the Capital Account to Unitholders of record on the preceding Record Date on the Distribution Dates set forth in "Essential Information Regarding the Trust" for each Trust in Part A of this Prospectus. Distributions of less than $.0500 per Unit need not be made from the Capital Account on any Distribution Date. See "Essential Information Regarding the Trust" in Part A of this Prospectus. Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.


     If and to the extent that the Sponsor, on behalf of the Trust, receives a favorable response to a no-action letter request which it intends to submit to the Division of Investment Management of the SEC with respect to reinvesting cash proceeds received by the Trust, the Trustee may reinvest such cash proceeds in Additional Securities held in the Trust Fund at such time. Such reinvestment shall be made so that each deposit of Additional Securities shall be made so as to match as closely as practicable the percentage relationships of shares of Securities and such reinvestment shall be made in accordance with the parameters set forth in the no-action letter response. If the Sponsor and the Trustee determine that it shall be necessary to amend the Indenture to comply with the parameters set forth in the no-action letter response, such documents may be amended without the consent of Unitholders. There can be no assurance that the Sponsor will receive a favorable no-action letter response.

     Unitholders may elect to have their Income Account and Capital Account distributions automatically reinvested into additional Units of the Trust at no Initial Sales Charge. (See "Reinvestment Plan" in Part B of this Prospectus.)

     Upon termination of the Trust, each Unitholder of record on such date will receive his or her pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See "Termination of the Trust" in Part B of this Prospectus.)

REINVESTMENT PLAN


     Income Account and Capital Account distributions on Units may be automatically reinvested in additional Units of the Trust without any Initial Sales Charge by participating in the Trust's Reinvestment Plan ("Reinvestment Plan"). To participate in the Reinvestment Plan, a Unitholder must contact his or her broker, dealer or financial institution to determine whether he or she may participate in the Reinvestment Plan. Under the Reinvestment Plan, the Units acquired for current Unitholders will be either Units already held in inventory by the Sponsor or new Units created by the Sponsor's deposit of Additional Securities, contracts to purchase Additional Securities or cash (or a bank letter of credit in lieu of cash) with instructions to purchase Additional Securities. Deposits or purchases of Additional Securities will be made so as to maintain the percentage relationships of shares of Securities, except as discussed under "The Trust" in this Prospectus Part B. If a Unitholder elects to participate in the Reinvestment Plan, in addition to the reinvestment Units he or she will receive, the Unitholder will also be credited additional Units with a dollar value at the time of reinvestment sufficient to offset the amount of any remaining deferred sales charge to be collected on such reinvestment Units. The dollar value of these additional Units (as with all Units) will fluctuate over time. Under the Reinvestment Plan, the Trust will pay the distributions to the Trustee which in turn will purchase for those participating Unitholders whole Units of the Trust at the price determined as of the close of business on the Distribution Date and will add such Units to the Unitholder's account. The Unitholder's account statement will reflect the reinvestment. The Trustee will not issue fractional Units, thus any cash remaining after purchasing the maximum number of whole Units will be distributed to the Unitholder. Unitholders wishing to terminate their participation in the Reinvestment Plan must notify their broker, dealer or financial institution of such decision. The Sponsor reserves the right to amend, modify or terminate the Reinvestment Plan (except that in no event may the Reinvestment Plan be amended or modified in such a way as to require payment of deferred sales charges on reinvestment Units unless the Unitholder will receive additional Units or cash to offset such deferred sales charges) at any time without prior notice. Unitholders receiving Units as a result of their participation in the Reinvestment Plan will be taxed with respect to such Units in the manner described in "Federal Income Taxes" earlier in this Prospectus Part B.



ADMINISTRATION OF THE TRUST

     Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

     The Trustee will credit on its books to an Income Account dividends, if any, and interest income, if any, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation" in Part B of this Prospectus.

     The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust. (See "Expenses and Charges.") In addition, the Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption" in Part B of this Prospectus)

     In addition, distributions of amounts necessary to pay (1) the Initial Organizational Costs and (2) the Deferred Sales Charges will be made from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, to special accounts maintained by the Trustee for purposes of

(1) reimbursing the Sponsor and (2) satisfying Unitholders' Deferred Sales Charges obligations, respectively. To the extent that funds are not available in the Capital Account to meet certain charges or expenses, the Trustee may sell Securities. Upon notification from the Sponsor that the initial offering period is terminated, the Trustee, at the direction of the Sponsor, will cause the sale of Securities in an amount equal to the Initial Organizational Costs as certified to it by the Sponsor. Although the Sponsor may collect the Deferred Sales Charges monthly, currently the Sponsor does not anticipate sales of Securities to pay such sales charges until after February 10, 2002.

     The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

     Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

     The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

     Within a reasonable period of time after the end of each calendar year, commencing with calendar year 2001, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

     Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security under the following circumstances:

     (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

     (2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

     (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;

     (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends on the Securities;

     (5) upon the decline in price or the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

     (6) upon a decrease in the Sponsor's internal rating of the Security; or


     (7) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

     Securities may also be tendered or sold in the event of a tender offer, merger or acquisition in the manner described under "The Trust" in Part B of this Prospectus. The Trustee may also dispose of Securities where necessary to pay Initial Organizational Costs, Trust expenses, Deferred Sales Charge installments or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion.


AMENDMENT OF THE INDENTURE

     The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.

     The Indenture may also be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to implement a program to reinvest cash proceeds received by the Trust in connection with corporate actions and in other situations, when and if the Sponsor receives a favorable response to the no-action letter request which it intends to submit to the Division of Investment Management at the SEC discussed above (see "Distributions" in Part B of this Prospectus). There can be no assurance that a favorable no-action letter response will be received.

     The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding; provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

     The Trustee will promptly notify Unitholders of the substance of any amendment affecting Unitholders' rights or their interest in the Trust.


TERMINATION OF THE TRUST

     The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Securities upon completion of the deposit of Securities, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.

     Unless advised to the contrary by the Sponsor, approximately 15 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

SPONSOR

     The Sponsor is a corporation organized under the laws of the State of Delaware and is a member firm of the New York Stock Exchange, Inc., as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor, its parent and other affiliates are engaged in security and commodity brokerage businesses as well as underwriting and distributing new issues. The Sponsor, its parent and other affiliates also act as dealers in unlisted securities and municipal bonds and in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of such companies and sell securities to such companies in their capacity as brokers or dealers in securities.


     On November 3, 2000, PaineWebber, merged with UBS AG, and is now an affiliate of UBS Warburg and an indirect subsidiary of UBS AG. We believe that the merger represents a significant opportunity to broaden the coverage of PaineWebber's highly rated research and investment strategy presence in the United States, as well as combine such coverage with UBS Warburg's well-established franchises in European and Asian macro research. The combined U.S. research team consists of more than 100 senior analysts following over 1,000 securities, which represents an increase of approximately 40 analysts and almost 200 companies. This new U.S. research universe represents approximately 70 industries and 90% of the securities listed on the S&P 500 Index. We now have a total of more than 500 analysts worldwide.

     The Sponsor, UBS AG, UBS Warburg or other affiliates of the Sponsor (collectively, "Affiliated Entities") may have acted as underwriter, manager or co-manager of a public offering of the Securities during the last three years; they may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of the Securities or options on any of them, and may be on the opposite side of public orders executed on the floor of an exchange where the Securities are listed. An officer, director or employee of any of the Affiliated Entities may be an officer or director of one or more of the issuers of the Securities. Each of the Affiliated Entities may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or in options on them. Each of the Affiliated Entities, its directors, elected officers and employee benefits programs may have either a long or short position in any Securities or options on them.


     The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

     The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

     If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

CODE OF ETHICS

     The Trust and the Sponsor have each adopted a code of ethics effective March 1, 2000 regarding personal securities transactions by the Sponsor's employees. The Code permits investments in securities, including securities that may be purchased or held by the Trust. The Code is designed to prevent fraud, deception and misconduct against the Trust and to provide for reporting of personal securities transactions by certain employees. The Code is on file with the Commission and can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. For information on operations of the Public Reference room, call the Commission at (202) 942-8090. The Code is available on the EDGAR Database on the Commission's Internet site at http:/www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.


TRUSTEE

     The Trustee is Investors Bank & Trust Company, a Massachusetts trust company with its principal office at Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, toll-free number 800-356-2754, which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


     The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.


INDEPENDENT AUDITORS

     The Statement of Net Assets and Schedule of Investments, audited by Ernst & Young LLP, independent auditors, have been included in reliance on their report given on their authority as experts in accounting and auditing.


LEGAL OPINIONS

     The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2 Wall Street, New York, New York, as counsel for the Sponsor.

                           PAINEWEBBER EQUITY TRUST

                             GROWTH STOCK SERIES 26

                       TRUSTEE:                                   SPONSOR:

INVESTORS BANK & TRUST COMPANY                   PAINEWEBBER INCORPORATED
                 Hancock Tower                      1200 Harbor Boulevard
          200 Clarendon Street                        Weehawken, NJ 07087
              Boston, MA 02116                             (201) 352-3000
                (800) 356-2754                    www.painewebber.com/uit


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This Prospectus does not include all of the information with respect to The
PaineWebber Equity Trust, Growth Stock Series 26 set forth in its Registration Statement filed with the Securities and Exchange Commission (the "Commission") in Washington, D.C. under the:


    o Securities Act of 1933 (File No. 333-33680) and


    o Investment Company Act of 1940 (File No. 811-3722)

TO OBTAIN COPIES FROM THE COMMISSION AT PRESCRIBED RATES--
WRITE: Public Reference Section of the Commission
       450 Fifth Street, N.W., Washington, DC 20549-0102
CALL:  1-202-942-8090
VISIT: http://www.sec.gov



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No person is authorized to give any information or make any representation about this Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep both parts of the Prospectus for future reference.



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PROSPECTUS DATED FEBRUARY 14, 2001